FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PEMMX	PEMBX	PEMZX	PEMAX	PEMLX	PEMYX

Putnam Emerging Markets Equity Fund

Prospectus

12 | 30 | 14

Fund summary	2
What are the fund's main investment strategies and related risks?	6
Who oversees and manages the fund?	11
How does the fund price its shares?	13
How do I buy fund shares?	14
How do I sell or exchange fund shares?	22
Policy on excessive short-term trading	24
Distribution plans and payments to dealers	27
Fund distributions and taxes	29
Financial highlights	31

Investment Category: Blend

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.88%	0.25%	0.79%	0.01%	1.93%	(0.37)%	1.56%
Class B	0.88%	1.00%	0.79%	0.01%	2.68%	(0.37)%	2.31%
Class C	0.88%	1.00%	0.79%	0.01%	2.68%	(0.37)%	2.31%
Class M	0.88%	0.75%	0.79%	0.01%	2.43%	(0.37)%	2.06%
Class R	0.88%	0.50%	0.79%	0.01%	2.18%	(0.37)%	1.81%
Class Y	0.88%	N/A	0.79%	0.01%	1.68%	(0.37)%	1.31%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     †  Management fees are subject to a performance adjustment.

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     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$725	$1,113	$1,525	$2,671
Class B	$734	$1,097	$1,587	$2,804
Class B (no redemption)	$234	$797	$1,387	$2,804
Class C	$334	$797	$1,387	$2,985
Class C (no redemption)	$234	$797	$1,387	$2,985
Class M	$552	$1,047	$1,568	$2,992
Class R	$184	$647	$1,136	$2,485
Class Y	$133	$493	$878	$1,956

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 125%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise.

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Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets. We invest significantly in small and midsize companies.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that

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past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges (for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (9/29/08)
Class A before taxes	–4.24%	11.37%	3.21%
Class A after taxes on distributions	–4.06%	10.31%	2.28%
Class A after taxes on distributions and sale of fund shares	–2.06%	9.10%	2.51%
Class B before taxes	–4.17%	11.59%	3.44%
Class C before taxes	–0.16%	11.85%	3.60%
Class M before taxes	–2.51%	11.31%	3.15%
Class R before taxes	1.33%	12.39%	4.11%
Class Y before taxes	1.82%	12.97%	4.65%
MSCI Emerging Markets Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	–2.60%	14.79%	7.54%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Daniel Graña, Portfolio Manager, portfolio manager of the fund since 2008

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Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the fund’s main investment strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks of emerging market companies. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders.

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We consider a company to be an emerging market company if the company’s securities trade in an emerging market, if the company is headquartered or organized in an emerging market, or if the majority of the company’s assets are located in, or the company derives a majority of its revenues or profits from, an emerging market. Emerging markets include countries that are included in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

          Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks —Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

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        Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

          Geographic focus. From time to time, the fund may invest a significant portion of its assets in companies located in a specific geographic region, such as common stocks of Asian or Pacific Basin countries. As a result, the fund’s performance could be more volatile than the performance of more geographically-diversified funds. Many Asian and Pacific Basin countries have emerging market economies. Companies in Asian and Pacific Basin countries may be subject to risks such as nationalization or other forms of government interference, and/or can be heavily reliant on only a few industries or commodities. Economies of Asian and Pacific Basin countries may be intertwined, so they may experience recessions at the same time or respond similarly to adverse events. The economies of many Asian and Pacific Basin countries are heavily dependent on international trade and can be adversely affected by trade barriers, currency fluctuations, exchange controls, and other measures imposed or negotiated by the countries with which they trade.
          Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide the fund with investment exposure greater than the value of the fund’s

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investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

          Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.
          Other investments. In addition to the main investment strategies described above, the fund may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities, and debt instruments. The fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
          Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.
          Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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          Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.
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          Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

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Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated August 31, 2014.

The fund pays a monthly base management fee to Putnam Management. The base fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds), and generally declines as the aggregate net assets increase.

The fund’s monthly base fee described above is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI Emerging Markets Index (ND), each measured over the performance period. The performance period is the thirty-six month period then ended. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month.

The maximum annualized performance adjustment rate is 0.21%. The fund paid Putnam Management a management fee (after any applicable waivers or performance adjustments) of 0.51% of average net assets for the fund’s last fiscal year.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to

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PIL for its services at the annual rate of 0.35% of the average net asset value (NAV) of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund, will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average NAV of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

            Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.
Portfolio manager	Joined fund	Employer	Positions over past five years
Daniel Graña	2008	Putnam Management 1999 – Present	Portfolio Manager

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have

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been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

The fund’s most recent NAV is available on Putnam Investments’ website at Putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

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Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

           Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
           Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
           Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

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           By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.
           By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summary — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

           How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
           How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.
           Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

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Here is a summary of the differences among the classes of shares

Class A shares

           Initial sales charge of up to 5.75%
           Lower sales charges available for investments of $50,000 or more
           No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
           Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

           No initial sales charge; your entire investment goes to work immediately
           Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
           Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
           Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
           Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

           No initial sales charge; your entire investment goes to work immediately
           Deferred sales charge of 1.00% if shares are sold within one year of purchase
           Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
           No conversion to class A shares, so no reduction in future 12b-1 fees
           Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

           Initial sales charge of up to 3.50%
           Lower sales charges available for investments of $50,000 or more.
           No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)
           Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
           Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
           No conversion to class A shares, so no reduction in future 12b-1 fees
           Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

           No initial sales charge; your entire investment goes to work immediately
           No deferred sales charge
           Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b-1 fees
           Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
           No conversion to class A shares, so no reduction in future 12b-1 fees.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

           employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);
           bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
           corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

18          Prospectus

           college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

           other Putnam funds and Putnam investment products;
           investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
           clients of a financial representative who are charged a fee for consulting or similar services;
           corporations, endowments and foundations that have entered into an arrangement with Putnam;
           fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;
           investment companies (whether registered or private), both affiliated and unaffiliated with Putnam; and
           current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, current and retired Great-West Life & Annuity Insurance Company employees, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

           No initial sales charge; your entire investment goes to work immediately
           No deferred sales charge
           Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees

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Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The fund will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

           Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

20          Prospectus

           Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

            Individual accounts
           Joint accounts
           Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
           Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
           Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

           Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail

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Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund.

If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

           Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
           Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

22          Prospectus

           By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
           By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
           Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
           Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
           Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

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Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

           Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.
           Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

           Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility,

24          Prospectus

which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

           Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Prospectus          25

           Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
           Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.
           Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has

26          Prospectus

sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

           Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and

Prospectus          27

class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under Fund summary — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an

28          Prospectus

annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund through retirement plans, dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant or shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance and services rendered in connection with retirement plans, such as fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2013 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

           Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose

Prospectus          29

to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the fund owned for one year or less are generally taxable to you as ordinary income. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, and the fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes. Even if the fund elects to pass through to its shareholders foreign tax credits or deductions,

30          Prospectus

tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. In addition, the fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [c]	Portfolio turnover (%)
Class A
August 31, 2014	$8.96	.04	1.97	2.01	(.04)	—	(.04)	—	—	$10.93	22.46	$28,671	1.55	.44	125
August 31, 2013	8.68	.05	.28	.33	(.05)	—	(.05)	—[e]	—	8.96	3.71	23,617	1.54	.52	157
August 31, 2012	11.00	.08	(1.40)	(1.32)	(.03)	(.98)	(1.01)	—[e]	.01[f]	8.68	(11.57)	23,060	1.54	.84	89
August 31, 2011	11.19	.04	.57	.61	—	(.80)	(.80)	—[e]	—	11.00	4.65	36,188	1.67	.36	145
August 31, 2010	10.32	.04	1.31	1.35	(.05)	(.43)	(.48)	—[e]	—	11.19	13.09	27,796	1.77	.31	212
Class B
August 31, 2014	$8.69	(.03)	1.89	1.86	—	—	—	—	—	$10.55	21.40	$2,064	2.30	(.34)	125
August 31, 2013	8.44	(.02)	.27	.25	—	—	—	—[e]	—	8.69	2.96	2,118	2.29	(.21)	157
August 31, 2012	10.80	.02	(1.38)	(1.36)	(.03)	(.98)	(1.01)	—[e]	.01[f]	8.44	(12.19)	2,119	2.29	.17	89
August 31, 2011	11.07	(.05)	.58	.53	—	(.80)	(.80)	—[e]	—	10.80	3.95	2,446	2.42	(.41)	145
August 31, 2010	10.25	(.06)	1.31	1.25	—[e]	(.43)	(.43)	—[e]	—	11.07	12.25	2,194	2.52	(.49)	212
Class C
August 31, 2014	$8.67	(.03)	1.89	1.86	—	—	—	—	—	$10.53	21.45	$2,858	2.30	(.31)	125
August 31, 2013	8.42	(.02)	.27	.25	—	—	—	—[e]	—	8.67	2.97	2,163	2.29	(.17)	157
August 31, 2012	10.78	.02	(1.38)	(1.36)	(.03)	(.98)	(1.01)	—[e]	.01[f]	8.42	(12.23)	1,927	2.29	.17	89
August 31, 2011	11.05	(.04)	.57	.53	—	(.80)	(.80)	—[e]	—	10.78	3.96	2,279	2.42	(.31)	145
August 31, 2010	10.25	(.04)	1.29	1.25	(.02)	(.43)	(.45)	—[e]	—	11.05	12.22	1,295	2.52	(.34)	212
Class M
August 31, 2014	$8.79	(.01)	1.92	1.91	—	—	—	—	—	$10.70	21.73	$493	2.05	(.06)	125
August 31, 2013	8.52	.01	.26	.27	—[e]	—	— [e]	—[e]	—	8.79	3.20	455	2.04	.08	157
August 31, 2012	10.87	.04	(1.39)	(1.35)	(.03)	(.98)	(1.01)	—[e]	.01[f]	8.52	(12.01)	437	2.04	.46	89
August 31, 2011	11.11	(.02)	.58	.56	—	(.80)	(.80)	—[e]	—	10.87	4.22	433	2.17	(.13)	145
August 31, 2010	10.27	(.02)	1.31	1.29	(.02)	(.43)	(.45)	—[e]	—	11.11	12.59	362	2.27	(.20)	212
Class R
August 31, 2014	$8.88	.03	1.92	1.95	(.02)	—	(.02)	—	—	$10.81	21.98	$602	1.80	.31	125
August 31, 2013	8.62	.04	.26	.30	(.04)	—	(.04)	—[e]	—	8.88	3.43	278	1.79	.42	157
August 31, 2012	10.95	.08	(1.41)	(1.33)	(.03)	(.98)	(1.01)	—[e]	.01[f]	8.62	(11.72)	177	1.79	.84	89
August 31, 2011	11.16	.04	.55	.59	—	(.80)	(.80)	—[e]	—	10.95	4.48	73	1.92	.31	145
August 31, 2010	10.29	.02	1.29	1.31	(.01)	(.43)	(.44)	—[e]	—	11.16	12.81	22	2.02	.20	212
Class Y
August 31, 2014	$9.06	.07	1.97	2.04	(.06)	—	(.06)	—	—	$11.04	22.59	$8,597	1.30	.73	125
August 31, 2013	8.78	.08	.27	.35	(.07)	—	(.07)	—[e]	—	9.06	3.94	5,576	1.29	.85	157
August 31, 2012	11.08	.11	(1.41)	(1.30)	(.03)	(.98)	(1.01)	—[e]	—[f]	8.78	(11.28)	4,132	1.29	1.14	89
August 31, 2011	11.23	.07	.58	.65	—	(.80)	(.80)	—[e]	—	11.08	5.01	5,550	1.42	.60	145
August 31, 2010	10.35	.07	1.30	1.37	(.06)	(.43)	(.49)	—[e]	—	11.23	13.29	3,990	1.52	.59	212

See notes to financial highlights at the end of this section.

32 Prospectus	Prospectus 33

Financial highlights (Continued)

          a          Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

          b          Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

          c          Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.37%
August 31, 2013	0.28
August 31, 2012	0.18
August 31, 2011	0.15
August 31, 2010	0.46

          d          Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

          e          Amount represents less than $0.01 per share.

          f          Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Canadian Imperial Holdings, Inc. and CIBC World Markets Corp. which amounted to $0.01 per share outstanding on November 29, 2011.

34          Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus          35

For more information about Putnam Emerging Markets Equity Fund

The fund’s SAI and annual and semiannual reports to shareholders include additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513                                                                                                                                                                                                                                                                                                                                                                                                                                      SP065 291607 12/14

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
Global Consumer	PGCOX	PGCKX	PGCNX	PGCMX	PGCIX	PGCYX
Global Energy	PGEAX	PGEDX	PGECX	PGENX	PGETX	PGEIX
Global Financials	PGFFX	PGFOX	PGFDX	PGFMX	PGFRX	PGFYX
Global Health Care	PHSTX	PHSBX	PCHSX	PHLMX	PHSRX	PHSYX
Global Industrials	PGIAX	PGIVX	PGIEX	PGIHX	PGIOX	PGILX
Global Natural Resources	EBERX	PNRBX	PGLCX	PGLMX	PGNRX	PGRYX
Global Technology	PGTAX	PGTPX	PGTDX	PGTMX	PGTRX	PGTYX
Global Telecommunications	PGBZX	PGBBX	PGBNX	PGBMX	PGBTX	PGBYX
Global Utilities	PUGIX	PUTBX	PUTCX	PUTMX	PULRX	PUTYX

Putnam Global Sector Funds

Prospectus

12 | 30 | 14

Fund summaries	2
What are each fund's main investment strategies and related risks?	41
Who oversees and manages the funds?	52
How do the funds price their shares?	56
How do I buy fund shares?	57
How do I sell or exchange fund shares?	64
Policy on excessive short-term trading	66
Distribution plans and payments to dealers	69
Fund distributions and taxes	71
Financial highlights	73

Investment Category:
Global Sector

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summaries

Putnam Global Consumer Fund

Goal

Putnam Global Consumer Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	0.81%	1.68%	(0.39)%	1.29%
Class B	0.62%	1.00%	0.81%	2.43%	(0.39)%	2.04%
Class C	0.62%	1.00%	0.81%	2.43%	(0.39)%	2.04%
Class M	0.62%	0.75%	0.81%	2.18%	(0.39)%	1.79%
Class R	0.62%	0.50%	0.81%	1.93%	(0.39)%	1.54%
Class Y	0.62%	N/A	0.81%	1.43%	(0.39)%	1.04%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

2          Prospectus

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$699	$1,038	$1,401	$2,417
Class B	$707	$1,020	$1,460	$2,551
Class B (no redemption)	$207	$720	$1,260	$2,551
Class C	$307	$720	$1,260	$2,737
Class C (no redemption)	$207	$720	$1,260	$2,737
Class M	$526	$972	$1,444	$2,746
Class R	$157	$568	$1,006	$2,222
Class Y	$106	$414	$745	$1,679

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 102%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the consumer staples and consumer discretionary products and services industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies involved in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may

Prospectus          3

also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Consumer staples and consumer discretionary products and services industries may be affected by demographic and product trends, competition, economic trends and consumer confidence. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means that the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4          Prospectus

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	28.29%	18.85%	19.04%
Class A after taxes on distributions	25.63%	17.38%	17.57%
Class A after taxes on distributions and sale of fund shares	17.15%	15.08%	15.25%
Class B before taxes	30.10%	19.17%	19.45%
Class C before taxes	34.08%	19.37%	19.55%
Class M before taxes	30.68%	18.83%	19.01%
Class R before taxes	35.77%	19.99%	20.16%
Class Y before taxes	36.38%	20.57%	20.75%
MSCI World Consumer Discretionary and Consumer Staples Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	30.56%	19.33%	19.07%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Prospectus          5

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Walter Scully, Analyst and Assistant Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Energy Fund

Goal

Putnam Global Energy Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

6          Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	0.85%	1.72%	(0.41)%	1.31%
Class B	0.62%	1.00%	0.85%	2.47%	(0.41)%	2.06%
Class C	0.62%	1.00%	0.85%	2.47%	(0.41)%	2.06%
Class M	0.62%	0.75%	0.85%	2.22%	(0.41)%	1.81%
Class R	0.62%	0.50%	0.85%	1.97%	(0.41)%	1.56%
Class Y	0.62%	N/A	0.85%	1.47%	(0.41)%	1.06%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$701	$1,048	$1,419	$2,456
Class B	$709	$1,030	$1,479	$2,590
Class B (no redemption)	$209	$730	$1,279	$2,590
Class C	$309	$730	$1,279	$2,775
Class C (no redemption)	$209	$730	$1,279	$2,775
Class M	$527	$982	$1,462	$2,784
Class R	$159	$579	$1,025	$2,263
Class Y	$108	$425	$764	$1,722

Prospectus          7

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 118%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the energy industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies engaged in the exploration, production, development and refinement of conventional and alternative sources of energy. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The energy industries may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting

8          Prospectus

a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Prospectus          9

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	8.69%	8.94%	9.22%
Class A after taxes on distributions	8.52%	8.45%	8.74%
Class A after taxes on distributions and sale of fund shares	5.06%	7.16%	7.39%
Class B before taxes	9.46%	9.13%	9.56%
Class C before taxes	13.43%	9.41%	9.69%
Class M before taxes	10.67%	8.91%	9.19%
Class R before taxes	15.01%	9.96%	10.24%
Class Y before taxes	15.56%	10.52%	10.80%
MSCI World Energy Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	18.12%	11.22%	11.13%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Greg Kelly, Analyst, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Financials Fund

Goal

Putnam Global Financials Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on

10          Prospectus

page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	1.02%	1.89%	(0.59)%	1.30%
Class B	0.62%	1.00%	1.02%	2.64%	(0.59)%	2.05%
Class C	0.62%	1.00%	1.02%	2.64%	(0.59)%	2.05%
Class M	0.62%	0.75%	1.02%	2.39%	(0.59)%	1.80%
Class R	0.62%	0.50%	1.02%	2.14%	(0.59)%	1.55%
Class Y	0.62%	N/A	1.02%	1.64%	(0.59)%	1.05%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the

Prospectus          11

example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$700	$1,081	$1,486	$2,614
Class B	$708	$1,065	$1,548	$2,747
Class B (no redemption)	$208	$765	$1,348	$2,747
Class C	$308	$765	$1,348	$2,930
Class C (no redemption)	$208	$765	$1,348	$2,930
Class M	$526	$1,015	$1,529	$2,937
Class R	$158	$613	$1,095	$2,426
Class Y	$107	$460	$836	$1,894

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the financial industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include commercial and investment banks, savings and loan organizations, brokerage and asset management firms, insurance companies and real estate investment trusts and real estate investment and development companies. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions,

12          Prospectus

warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Financial services companies may be affected by the availability and cost of capital; changes in interest rates, insurance claims activity, industry consolidation and general economic conditions; and reduced profitability from limitations on loans, proprietary trading and interest rates and fees charged as a result of extensive government regulations. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means that the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of

Prospectus          13

sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	22.30%	11.68%	12.09%
Class A after taxes on distributions	21.30%	10.65%	11.06%
Class A after taxes on distributions and sale of fund shares	13.56%	9.14%	9.48%
Class B before taxes	23.76%	11.91%	12.45%
Class C before taxes	27.78%	12.17%	12.58%
Class M before taxes	24.53%	11.63%	12.05%
Class R before taxes	29.40%	12.73%	13.14%
Class Y before taxes	29.99%	13.29%	13.70%
MSCI World Financials Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	27.33%	12.98%	12.94%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

David Morgan, Analyst, portfolio manager of the fund since 2008

Jacquelyne Cavanaugh, Analyst, portfolio manager of the fund since 2012

14          Prospectus

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Health Care Fund

Goal

Putnam Global Health Care Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.62%	0.25%	0.27%	1.14%
Class B	0.62%	1.00%	0.27%	1.89%
Class C	0.62%	1.00%	0.27%	1.89%
Class M	0.62%	0.75%	0.27%	1.64%
Class R	0.62%	0.50%	0.27%	1.39%
Class Y	0.62%	N/A	0.27%	0.89%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

Prospectus          15

  ***  This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$685	$916	$1,167	$1,881
Class B	$692	$894	$1,221	$2,016
Class B (no redemption)	$192	$594	$1,021	$2,016
Class C	$292	$594	$1,021	$2,212
Class C (no redemption)	$192	$594	$1,021	$2,212
Class M	$511	$849	$1,211	$2,226
Class R	$142	$440	$761	$1,669
Class Y	$91	$284	$493	$1,096

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 22%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that manufacture health care supplies or provide health care-related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to

16          Prospectus

rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

Prospectus          17

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	10 years
Class A before taxes	33.57%	15.46%	7.79%
Class A after taxes on distributions	29.87%	13.86%	6.27%
Class A after taxes on distributions and sale of fund shares	21.15%	12.36%	6.20%
Class B before taxes	35.66%	15.74%	7.78%
Class C before taxes	39.66%	15.96%	7.62%
Class M before taxes	36.11%	15.43%	7.51%
Class R before taxes	41.36%	16.54%	8.16%
Class Y before taxes	42.08%	17.13%	8.71%
MSCI World Health Care Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	36.27%	16.37%	8.32%

18          Prospectus

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst, portfolio manager of the fund since 2005

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Industrials Fund

Goal

Putnam Global Industrials Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Prospectus          19

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	0.91%	1.78%	(0.46)%	1.32%
Class B	0.62%	1.00%	0.91%	2.53%	(0.46)%	2.07%
Class C	0.62%	1.00%	0.91%	2.53%	(0.46)%	2.07%
Class M	0.62%	0.75%	0.91%	2.28%	(0.46)%	1.82%
Class R	0.62%	0.50%	0.91%	2.03%	(0.46)%	1.57%
Class Y	0.62%	N/A	0.91%	1.53%	(0.46)%	1.07%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$702	$1,061	$1,444	$2,513
Class B	$710	$1,044	$1,504	$2,647
Class B (no redemption)	$210	$744	$1,304	$2,647
Class C	$310	$744	$1,304	$2,831
Class C (no redemption)	$210	$744	$1,304	$2,831
Class M	$528	$995	$1,487	$2,840
Class R	$160	$592	$1,051	$2,322
Class Y	$109	$438	$791	$1,784

20          Prospectus

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 227%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the industrial products, services or equipment industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Industrial products, services and equipment industries may be affected by economic trends, commodity prices, technological obsolescence, labor relations, legislation, worldwide competition and liability for environmental damage. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability

Prospectus          21

to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

22          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	32.37%	18.84%	19.45%
Class A after taxes on distributions	29.06%	17.15%	17.74%
Class A after taxes on distributions and sale of fund shares	19.23%	14.77%	15.29%
Class B before taxes	34.40%	19.21%	19.89%
Class C before taxes	38.42%	19.41%	19.99%
Class M before taxes	34.86%	18.86%	19.47%
Class R before taxes	40.07%	20.00%	20.61%
Class Y before taxes	40.79%	20.57%	21.18%
MSCI World Industrials Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	32.10%	17.07%	17.18%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Ferat Ongoren, Analyst, portfolio manager of the fund since 2009

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Prospectus          23

Putnam Global Natural Resources Fund

Goal

Putnam Global Natural Resources Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.62%	0.25%	0.32%	1.19%
Class B	0.62%	1.00%	0.32%	1.94%
Class C	0.62%	1.00%	0.32%	1.94%
Class M	0.62%	0.75%	0.32%	1.69%
Class R	0.62%	0.50%	0.32%	1.44%
Class Y	0.62%	N/A	0.32%	0.94%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

24          Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$689	$931	$1,192	$1,935
Class B	$697	$909	$1,247	$2,070
Class B (no redemption)	$197	$609	$1,047	$2,070
Class C	$297	$609	$1,047	$2,264
Class C (no redemption)	$197	$609	$1,047	$2,264
Class M	$516	$864	$1,236	$2,278
Class R	$147	$456	$787	$1,724
Class Y	$96	$300	$520	$1,155

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 101%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the energy and other natural resources industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies in the discovery, development, production or distribution of energy and other natural resources, in the development of technologies for the production or efficient use of energy or other natural resources, and in the furnishing of related supplies or services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive

Prospectus          25

position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The energy and other natural resources industries may be affected by changes in crude oil prices and changes in governmental regulatory policies. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that

26          Prospectus

past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	10 years
Class A before taxes	4.37%	10.53%	8.09%
Class A after taxes on distributions	4.37%	10.27%	6.64%
Class A after taxes on distributions and sale of fund shares	2.48%	8.44%	6.73%
Class B before taxes	4.85%	10.73%	8.09%
Class C before taxes	8.86%	11.00%	7.92%
Class M before taxes	6.30%	10.50%	7.81%
Class R before taxes	10.42%	11.58%	8.47%
Class Y before taxes	10.99%	12.13%	8.96%
MSCI World Energy and Materials Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	12.18%	11.62%	N/A

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Christopher Eitzmann, Analyst, portfolio manager of the fund since 2012

Ryan Kauppila, Analyst, portfolio manager of the fund since 2014

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For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Technology Fund

Goal

Putnam Global Technology Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	1.16%	2.03%	(0.74)%	1.29%
Class B	0.62%	1.00%	1.16%	2.78%	(0.74)%	2.04%
Class C	0.62%	1.00%	1.16%	2.78%	(0.74)%	2.04%
Class M	0.62%	0.75%	1.16%	2.53%	(0.74)%	1.79%
Class R	0.62%	0.50%	1.16%	2.28%	(0.74)%	1.54%
Class Y	0.62%	N/A	1.16%	1.78%	(0.74)%	1.04%

28          Prospectus

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$699	$1,108	$1,541	$2,742
Class B	$707	$1,092	$1,604	$2,875
Class B (no redemption)	$207	$792	$1,404	$2,875
Class C	$307	$792	$1,404	$3,055
Class C (no redemption)	$207	$792	$1,404	$3,055
Class M	$526	$1,042	$1,584	$3,062
Class R	$157	$641	$1,153	$2,558
Class Y	$106	$488	$895	$2,033

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements

Prospectus          29

through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

30          Prospectus

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	17.13%	16.15%	16.19%
Class A after taxes on distributions	17.13%	15.39%	15.43%
Class A after taxes on distributions and sale of fund shares	9.70%	12.87%	12.91%
Class B before taxes	18.39%	16.45%	16.57%
Class C before taxes	22.33%	16.67%	16.68%
Class M before taxes	19.32%	16.13%	16.15%
Class R before taxes	23.97%	17.26%	17.27%
Class Y before taxes	24.56%	17.82%	17.85%
MSCI World Information Technology Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	28.72%	19.08%	19.05%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Neil Desai, Analyst, portfolio manager of the fund since 2014

Sub-advisor

The Putnam Advisory Company, LLC

Portfolio manager

Di Yao, Analyst, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Telecommunications Fund

Goal

Putnam Global Telecommunications Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

32          Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.62%	0.25%	0.81%	1.68%	(0.39)%	1.29%
Class B	0.62%	1.00%	0.81%	2.43%	(0.39)%	2.04%
Class C	0.62%	1.00%	0.81%	2.43%	(0.39)%	2.04%
Class M	0.62%	0.75%	0.81%	2.18%	(0.39)%	1.79%
Class R	0.62%	0.50%	0.81%	1.93%	(0.39)%	1.54%
Class Y	0.62%	N/A	0.81%	1.43%	(0.39)%	1.04%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$699	$1,038	$1,401	$2,417
Class B	$707	$1,020	$1,460	$2,551
Class B (no redemption)	$207	$720	$1,260	$2,551
Class C	$307	$720	$1,260	$2,737
Class C (no redemption)	$207	$720	$1,260	$2,737
Class M	$526	$972	$1,444	$2,746
Class R	$157	$568	$1,006	$2,222
Class Y	$106	$414	$745	$1,679

Prospectus          33

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 75%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that develop, manufacture or sell communications services or communications equipment, and companies that bundle video with communications services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The telecommunications industry may be affected by government regulation, intense competition, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse

34          Prospectus

developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Prospectus          35

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (12/18/08)
Class A before taxes	27.71%	16.72%	16.99%
Class A after taxes on distributions	25.77%	15.77%	16.04%
Class A after taxes on distributions and sale of fund shares	17.23%	13.57%	13.80%
Class B before taxes	29.54%	17.02%	17.39%
Class C before taxes	33.53%	17.24%	17.50%
Class M before taxes	30.10%	16.69%	16.96%
Class R before taxes	35.18%	17.82%	18.08%
Class Y before taxes	35.88%	18.42%	18.68%
MSCI World Telecommunication Services Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	31.24%	12.00%	11.68%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Vivek Gandhi, Analyst, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 40.

Putnam Global Utilities Fund

Goal

Putnam Global Utilities Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in

36          Prospectus

Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 57 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.62%	0.25%	0.34%	1.21%
Class B	0.62%	1.00%	0.34%	1.96%
Class C	0.62%	1.00%	0.34%	1.96%
Class M	0.62%	0.75%	0.34%	1.71%
Class R	0.62%	0.50%	0.34%	1.46%
Class Y	0.62%	0.00%	0.34%	0.96%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Prospectus          37

Share class	1 year	3 years	5 years	10 years
Class A	$691	$937	$1,202	$1,957
Class B	$699	$915	$1,257	$2,091
Class B (no redemption)	$199	$615	$1,057	$2,091
Class C	$299	$615	$1,057	$2,285
Class C (no redemption)	$199	$615	$1,057	$2,285
Class M	$518	$870	$1,246	$2,299
Class R	$149	$462	$797	$1,746
Class Y	$98	$306	$531	$1,178

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 27%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the utilities industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and

38          Prospectus

value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The utilities industries may be affected by increases in fuel costs, technological obsolescence, changes in regulatory policies and deregulation. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Prospectus          39

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	10 years
Class A before taxes	6.82%	2.87%	4.82%
Class A after taxes on distributions	6.21%	2.36%	4.41%
Class A after taxes on distributions and sale of fund shares	4.33%	2.36%	3.98%
Class B before taxes	7.62%	2.96%	4.80%
Class C before taxes	11.50%	3.31%	4.65%
Class M before taxes	8.84%	2.83%	4.54%
Class R before taxes	13.18%	3.83%	5.19%
Class Y before taxes	13.73%	4.36%	5.66%
MSCI World Utilities Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	12.61%	3.13%	7.03%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Sheba Alexander, Analyst, portfolio manager of the fund since 2012

Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

40          Prospectus

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

As mentioned in the fund summaries, we pursue each fund’s goal by investing mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide in the industries indicated by the fund’s name.

          Global investing. The use of the term “global” in each fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of U.S. or foreign companies in the group of industries indicated by the fund’s name that we believe have favorable investment potential.

As a result, the portions of a fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of August 31, 2014, the allocation between U.S. and

Prospectus          41

foreign companies reflected in key market indexes used to evaluate each fund’s performance:

Fund	Benchmark	U.S.	Foreign
Global Consumer Fund	MSCI World Consumer Discretionary and Consumer Staples Index	55.30%	44.70%
Global Energy Fund	MSCI World Energy Index	58.78%	41.22%
Global Financials Fund	MSCI World Financials Index	42.74%	57.26%
Global Health Care Fund	MSCI World Health Care Index	64.15%	35.85%
Global Industrials Fund	MSCI World Industrials Index	51.36%	48.64%
Global Natural Resources Fund	MSCI World Energy and Materials Index	49.21%	50.79%
Global Technology Fund	MSCI World Information Technology Index	85.32%	14.68%
Global Telecommunications Fund	MSCI World Telecommunication Services Index	39.95%	60.05%
Global Utilities Fund	MSCI World Utilities Index	51.26%	48.74%

As noted above, however, the portions of a fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Under normal market conditions, each fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10% less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the providers of the benchmark). For purposes of determining whether securities held by a fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside the United States, the company is headquartered or organized outside the United States, the company derives a majority of its revenues or profits outside the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

          Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required

42          Prospectus

payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

          Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices.

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– For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies, legal, and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

          Industry focus.

Global Consumer Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the consumer staples and consumer discretionary products and services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the consumer staples and consumer discretionary products and services industries include companies primarily engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. Consumer staples are generally essential products for which demand tends to remain stable over economic cycles, such as food, beverages, tobacco and household and personal care products. Consumer discretionary products and services are generally non-essential products and services for which demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. We consider a company to be in the consumer staples and consumer discretionary products and services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

44          Prospectus

Events that affect the consumer staples and consumer discretionary products and services industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates and consumer confidence. Similarly, the consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence, disposable household income and consumer spending, and changes in demographics and consumer tastes.

Global Energy Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the energy industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the energy industries include companies involved in the exploration, production, development and refinement of conventional sources of energy such as oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, wind and solar power. We consider a company to be in the energy industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

Events that affect the energy industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, exploration and production spending, the success of exploration projects, tax and other government regulations, weather or meteorological events, world events and economic and political conditions.

Global Financials Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the financial services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the financial services industries include commercial and investment banks, savings and loans organizations, brokerage and asset management firms, insurance companies, real estate investment trusts and real estate investment and development companies. We consider a company to be in the financial services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

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Events that affect the financial services industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital funds and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make, the types of investments and trading they can engage in on their own behalf and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the financial services industries. The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress. Although we reserve the right to take defensive positions that are mainly designed to limit losses, such as investing some or all of each fund’s assets in cash and cash equivalents, as of the date of this prospectus, we do not presently intend to do so.

Global Health Care Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the health care industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs,

46          Prospectus

medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

Global Industrials Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the industrial products, services or equipment industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the industrial products, services or equipment industries include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. We consider a company to be in the industrial products, services or equipment industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the industrial products, services or equipment industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Global Natural Resources Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the energy or other natural resources industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the energy or other natural resources industries include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. We consider a company to be in the energy or other natural resources

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industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the energy or other natural resources industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, changes in crude oil prices may affect both those industries that produce, refine and distribute petroleum products and industries that supply alternate sources of energy. In addition, certain natural resources industries are subject to greater governmental regulation than are other industries; therefore, changes in regulatory policies may be more likely to adversely affect the fund.

Global Technology Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the technology industries include companies which have, or will develop, products, processes or services that will provide advances and improvement through technology to consumers, enterprises and governments worldwide. We consider a company to be in the technology industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the technology industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the technology industries can be significantly affected by obsolescence of existing technology, technological innovations, short product cycles, falling prices and profits, competitive pressures such as new market entrants and aggressive pricing, and general economic conditions.

Global Telecommunications Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the telecommunication industries include companies which primarily develop, manufacture or sell communications services or communications equipment or companies that bundle video with telecommunication services. We consider a company to be in the telecommunication industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

48          Prospectus

Events that affect the telecommunication industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the telecommunication industries can be significantly affected by federal and state government regulation of rates of return and services that may be offered, failure to obtain, or delays in obtaining, financial or regulatory approval, intense competition, communications equipment product incompatibility, changing consumer preferences, technological obsolescence, significant capital expenditures and heavy debt burdens.

Global Utilities Fund — Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

          Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease a fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives based on our evaluation of market

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conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

          Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.
          Short sales. We may engage in short sales, which are transactions in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price a fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. A fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make

50          Prospectus

the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio securities. The use of leverage may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

          Other investments. In addition to the main investment strategies described above, a fund may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. A fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
          Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of a fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.
          Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.
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          Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.
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          Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the

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website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of each fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates and by the fund’s auditors.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business.

The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated August 31, 2014.

Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets

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of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds), and generally declines as the aggregate net assets increase.

The funds paid Putnam Management a management fee (after any applicable waivers) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets for each fund’s last fiscal year):

Management fees (after any applicable waivers)
Global Consumer Fund	0.23%
Global Energy Fund	0.21%
Global Financials Fund	0.03%
Global Health Care Fund	0.62%
Global Industrials Fund	0.16%
Global Natural Resources Fund	0.62%
Global Technology Fund	0.00%
Global Telecommunications Fund	0.23%
Global Utilities Fund	0.62%

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

          Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Global Consumer Fund

Portfolio manager	Joined fund	Employer	Positions over past five years
Walter Scully	2008	Putnam Management 1996 – Present	Analyst

Global Energy Fund

Portfolio manager	Joined fund	Employer	Positions over past five years
Greg Kelly	2012	Putnam Management 2012 – Present Janus Capital Group 2008 – 2012	Analyst Analyst Previously, Junior Analyst

Global Financials Fund

Portfolio managers	Joined fund	Employer	Positions over past five years
David Morgan	2008	Putnam Investments Limited 2004 – Present	Analyst Director, Equity
Jacquelyne Cavanaugh	2012	Putnam Management 2012 – Present Janus Capital Group 2005 – 2011	Analyst Senior Equity Analyst

Global Health Care Fund

Portfolio managers	Joined fund	Employer	Positions over past five years
Kelsey Chen	2005	Putnam Management 2000 – Present	Analyst Previously, Sector Team Leader
Isabel Buccellati	2012	Putnam Management 2012 – Present Alliance Growth Equities, a unit of Alliance Bernstein Ltd. 2002 – 2012	Analyst Vice President, Ex US Sector Head Health Care

54          Prospectus

Global Industrials Fund

Portfolio manager	Joined fund	Employer	Positions over past five years
Ferat Ongoren	2009	Putnam Management 2009 – Present Citigroup, Inc. 1997 – 2009	Analyst Previously, Portfolio Manager Director, Industrials Sector

Global Natural Resources Fund

Portfolio managers	Joined fund	Employer	Positions over past five years
Christopher Eitzmann	2012	Putnam Management 2012 – Present Raptor Capital Management 2009 – 2012 Tudor Investment Corporation 2007 – 2008	Analyst Equity Research Analyst Equity Research Analyst
Ryan Kauppil[a]	2014	Putnam Management September, 2014 – Present Citigroup 2011 – September, 2014 Nomura International 2008 – 2011	Analyst Equity Analyst Equity Research Analyst

Global Technology Fund

Portfolio managers	Joined fund	Employer	Positions over past five years
Neil Desai	2014	Putnam Management 2012 – Present	Analyst
		Crosslink Capital 2009 – 2010	Partner
Di Yao	2012	The Putnam Advisory Company, LLC 2008 – Present Putnam Management 2005 – 2008	Analyst

Global Telecommunications Fund

Portfolio manager	Joined fund	Employer	Positions over past five years
Vivek Gandhi	2008	Putnam Management 1999 – Present	Analyst

Global Utilities Fund

Portfolio manager	Joined fund	Employer	Positions over past five years
Sheba Alexander	2012	Putnam Management 2001 – Present	Analyst

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of each fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or,if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a fund to a significant extent. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

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Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of these funds through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account.

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Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

          Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
          Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
          Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
          By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.
          By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class.

58          Prospectus

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

          How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
          How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.
          Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

          Initial sales charge of up to 5.75%
          Lower sales charges available for investments of $50,000 or more
          No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
          Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

          No initial sales charge; your entire investment goes to work immediately
          Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
          Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
          Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
          Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class C shares

          No initial sales charge; your entire investment goes to work immediately
          Deferred sales charge of 1.00% if shares are sold within one year of purchase
          Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
          No conversion to class A shares, so no reduction in future 12b-1 fees
          Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

          Initial sales charge of up to 3.50%
          Lower sales charges available for investments of $50,000 or more
          No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)
          Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
          Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
          No conversion to class A shares, so no reduction in future 12b-1 fees
          Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

          No initial sales charge; your entire investment goes to work immediately
          No deferred sales charge
          Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees
          Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

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          No conversion to class A shares, so no reduction in future 12b-1 fees.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

          employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);
          bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
          corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
          college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
          other Putnam funds and Putnam investment products;
          investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
          clients of a financial representative who are charged a fee for consulting or similar services;
          corporations, endowments and foundations that have entered into an arrangement with Putnam;
          fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;
          investment companies (whether registered or private), both affiliated and unaffiliated with Putnam; and
          current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, current or retired Great-West Life & Annuity Insurance Company employees, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

          No initial sales charge; your entire investment goes to work immediately
          No deferred sales charge
          Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

          Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than

62          Prospectus

money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, a fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

          Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

          Individual accounts
          Joint accounts
          Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
          Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
          Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual

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Funds, then Pricing and performance, and then About fund costs, and in the SAI.

          Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

          Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for

64          Prospectus

furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

          Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
          By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
          By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
          Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
          Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
          Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult

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Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

          Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.
          Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

          Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and

66          Prospectus

diluting the fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

          Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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          Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
          Account restrictions. In addition to these monitoring practices, Putnam Management and the funds reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.
          Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce

68          Prospectus

a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

          Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase

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the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

          Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an

70          Prospectus

annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through retirement plans, dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant or shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance and services rendered in connection with retirement plans, such as fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2013 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

          Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually, except Global Utilities Fund, which normally distributes net investment income quarterly. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be

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reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that a fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a fund owned for one year or less are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the

72          Prospectus

price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, a fund’s return on those investments would be decreased. If a fund meets certain requirements relating to its asset holdings, and the fund elects to pass through to its shareholders foreign tax credits or deductions, taxable shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes. Even if a fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. In addition, a fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

Global Consumer

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
August 31, 2014	$18.07	.15	2.69	2.84	(.06)	(1.34)	(1.40)	—	$19.51	15.96	$13,857	1.29	.76	102
August 31, 2013	15.14	.11	3.18	3.29	(.13)	(.23)	(.36)	—[e]	18.07	22.15	12,077	1.35	.66	59
August 31, 2012	14.62	.14	1.67	1.81	(.21)	(1.08)	(1.29)	—[e]	15.14	13.70	8,552	1.41	.98	92
August 31, 2011	13.23	.06	2.27	2.33	(.12)	(.83)	(.95)	.01	14.62	17.44	12,058	1.40	.40	82
August 31, 2010	12.23	.07	1.38	1.45	(.09)	(.37)	(.46)	.01	13.23	11.99	8,758	1.47	.56	84
Class B
August 31, 2014	$17.75	—[e]	2.65	2.65	—	(1.34)	(1.34)	—	$19.06	15.13	$1,296	2.04	.03	102
August 31, 2013	14.91	(.01)	3.12	3.11	(.04)	(.23)	(.27)	—[e]	17.75	21.16	1,070	2.10	(.08)	59
August 31, 2012	14.43	.04	1.65	1.69	(.13)	(1.08)	(1.21)	—[e]	14.91	12.91	833	2.16	.29	92
August 31, 2011	13.09	(.05)	2.24	2.19	(.03)	(.83)	(.86)	.01	14.43	16.53	335	2.15	(.33)	82
August 31, 2010	12.17	(.02)	1.36	1.34	(.06)	(.37)	(.43)	.01	13.09	11.15	239	2.22	(.16)	84
Class C
August 31, 2014	$17.68	—[e]	2.64	2.64	—	(1.34)	(1.34)	—	$18.98	15.13	$3,808	2.04	.01	102
August 31, 2013	14.86	(.02)	3.12	3.10	(.05)	(.23)	(.28)	—[e]	17.68	21.21	2,253	2.10	(.11)	59
August 31, 2012	14.44	.04	1.63	1.67	(.17)	(1.08)	(1.25)	—[e]	14.86	12.85	1,120	2.16	.24	92
August 31, 2011	13.10	(.05)	2.24	2.19	(.03)	(.83)	(.86)	.01	14.44	16.55	639	2.15	(.31)	82
August 31, 2010	12.17	(.02)	1.36	1.34	(.05)	(.37)	(.42)	.01	13.10	11.11	127	2.22	(.16)	84
Class M
August 31, 2014	$17.95	.05	2.68	2.73	—	(1.34)	(1.34)	—	$19.34	15.42	$72	1.79	.26	102
August 31, 2013	15.05	.02	3.17	3.19	(.06)	(.23)	(.29)	—[e]	17.95	21.51	56	1.85	.12	59
August 31, 2012	14.53	.05	1.69	1.74	(.14)	(1.08)	(1.22)	—[e]	15.05	13.22	46	1.91	.36	92
August 31, 2011	13.17	(.01)	2.26	2.25	(.06)	(.83)	(.89)	—[e]	14.53	16.79	55	1.90	(.09)	82
August 31, 2010	12.19	—[e]	1.39	1.39	(.04)	(.37)	(.41)	—[e]	13.17	11.41	44	1.97	.02	84
Class R
August 31, 2014	$17.96	.07[f]	2.71	2.78	(.04)	(1.34)	(1.38)	—	$19.36	15.69	$1,176	1.54	.32[f]	102
August 31, 2013	15.07	.07	3.15	3.22	(.10)	(.23)	(.33)	—[e]	17.96	21.76	173	1.60	.39	59
August 31, 2012	14.60	.10	1.67	1.77	(.22)	(1.08)	(1.30)	—[e]	15.07	13.51	67	1.66	.70	92
August 31, 2011	13.21	.02	2.28	2.30	(.09)	(.83)	(.92)	.01	14.60	17.19	24	1.65	.16	82
August 31, 2010	12.21	.04	1.38	1.42	(.05)	(.37)	(.42)	—[e]	13.21	11.68	14	1.72	.28	84
Class Y
August 31, 2014	$18.11	.20	2.70	2.90	(.10)	(1.34)	(1.44)	—	$19.57	16.26	$4,738	1.04	1.03	102
August 31, 2013	15.18	.15	3.18	3.33	(.17)	(.23)	(.40)	—[e]	18.11	22.41	3,294	1.10	.91	59
August 31, 2012	14.67	.17	1.68	1.85	(.26)	(1.08)	(1.34)	—[e]	15.18	14.03	1,754	1.16	1.19	92
August 31, 2011	13.27	.11	2.26	2.37	(.15)	(.83)	(.98)	.01	14.67	17.70	1,891	1.15	.69	82
August 31, 2010	12.25	.10	1.39	1.49	(.10)	(.37)	(.47)	—[e]	13.27	12.26	829	1.22	.78	84

See notes to financial highlights at the end of this section.

74 Prospectus	Prospectus 75

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.39%
August 31, 2013	0.34
August 31, 2012	0.48
August 31, 2011	0.40
August 31, 2010	1.11

;

e Amount represents less than $0.01 per share.

f The net investment income ratio and per share amount shown for the period ending August 31, 2014 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

76          Prospectus

Global Energy Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          77

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
August 31, 2014	$13.71	.10	2.88	2.98	(.10)	—	(.10)	—	$16.59	21.82	$16,769	1.31	.69	118
August 31, 2013	12.58	.11	1.11	1.22	(.09)	—	(.09)	—[e]	13.71	9.77	15,152	1.35	.81	79
August 31, 2012	13.10	.11	(.08)	.03	(.13)	(.42)	(.55)	—[e]	12.58	.28	12,227	1.41	.84	63
August 31, 2011	10.96	.08	2.67	2.75	(.16)	(.45)	(.61)	—[e]	13.10	24.94	12,276	1.40	.58	61
August 31, 2010	11.53	.10	(.34)	(.24)	(.14)	(.19)	(.33)	—[e]	10.96	(2.45)	6,891	1.48	.85	57
Class B
August 31, 2014	$13.51	(.01)	2.83	2.82	—	—	—	—	$16.33	20.87	$2,678	2.06	(.09)	118
August 31, 2013	12.40	.01	1.10	1.11	—	—	—	—[e]	13.51	8.95	2,580	2.10	.05	79
August 31, 2012	12.93	.01	(.08)	(.07)	(.04)	(.42)	(.46)	—[e]	12.40	(.49)	2,361	2.16	.09	63
August 31, 2011	10.84	(.02)	2.64	2.62	(.08)	(.45)	(.53)	—[e]	12.93	24.09	2,147	2.15	(.14)	61
August 31, 2010	11.47	.02	(.34)	(.32)	(.12)	(.19)	(.31)	—[e]	10.84	(3.20)	781	2.23	.18	57
Class C
August 31, 2014	$13.52	(.02)	2.84	2.82	(.01)	—	(.01)	—	$16.33	20.85	$2,381	2.06	(.12)	118
August 31, 2013	12.41	.01	1.10	1.11	—[e]	—	—[e]	—[e]	13.52	8.96	1,361	2.10	.07	79
August 31, 2012	12.93	.01	(.07)	(.06)	(.04)	(.42)	(.46)	—[e]	12.41	(.45)	995	2.16	.05	63
August 31, 2011	10.85	(.02)	2.64	2.62	(.09)	(.45)	(.54)	—[e]	12.93	24.02	991	2.15	(.12)	61
August 31, 2010	11.47	.02	(.34)	(.32)	(.11)	(.19)	(.30)	—[e]	10.85	(3.19)	469	2.23	.13	57
Class M
August 31, 2014	$13.62	.02	2.86	2.88	—	—	—	—	$16.50	21.15	$79	1.81	.16	118
August 31, 2013	12.46	.02	1.14	1.16	—	—	—	—[e]	13.62	9.31	80	1.85	.15	79
August 31, 2012	12.99	.03	(.07)	(.04)	(.07)	(.42)	(.49)	—[e]	12.46	(.28)	184	1.91	.23	63
August 31, 2011	10.88	.02	2.65	2.67	(.11)	(.45)	(.56)	—[e]	12.99	24.40	379	1.90	.12	61
August 31, 2010	11.49	.05	(.35)	(.30)	(.12)	(.19)	(.31)	—[e]	10.88	(2.96)	173	1.98	.45	57
Class R
August 31, 2014	$13.63	.06	2.85	2.91	(.09)	—	(.09)	—	$16.45	21.43	$2,440	1.56	.40	118
August 31, 2013	12.51	.06	1.13	1.19	(.07)	—	(.07)	—[e]	13.63	9.55	806	1.60	.49	79
August 31, 2012	13.05	.07	(.07)	—	(.12)	(.42)	(.54)	—[e]	12.51	.06	725	1.66	.57	63
August 31, 2011	10.94	.09	2.62	2.71	(.15)	(.45)	(.60)	—[e]	13.05	24.67	592	1.65	.67	61
August 31, 2010	11.51	.07	(.34)	(.27)	(.11)	(.19)	(.30)	—[e]	10.94	(2.71)	14	1.73	.60	57
Class Y
August 31, 2014	$13.76	.14	2.88	3.02	(.13)	—	(.13)	—	$16.65	22.10	$3,128	1.06	.90	118
August 31, 2013	12.62	.14	1.13	1.27	(.13)	—	(.13)	—[e]	13.76	10.10	1,362	1.10	1.03	79
August 31, 2012	13.14	.14	(.08)	.06	(.16)	(.42)	(.58)	—[e]	12.62	.52	1,211	1.16	1.07	63
August 31, 2011	10.99	.12	2.66	2.78	(.18)	(.45)	(.63)	—[e]	13.14	25.22	1,230	1.15	.88	61
August 31, 2010	11.55	.14	(.35)	(.21)	(.16)	(.19)	(.35)	—[e]	10.99	(2.19)	373	1.23	1.14	57

See notes to financial highlights at the end of this section.

78 Prospectus	Prospectus 79

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.41%
August 31, 2013	0.23
August 31, 2012	0.28
August 31, 2011	0.39
August 31, 2010	1.14

e Amount represents less than $0.01 per share.

80          Prospectus

Global Financials Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          81

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
August 31, 2014	$13.70	.14	2.02	2.16	(.11)	(.47)	(.58)	—	$15.28	15.80	$5,691	1.30	.90	55
August 31, 2013	10.65	.15	2.97	3.12	(.07)	—	(.07)	—[e]	13.70	29.42	7,840	1.35	1.18	54
August 31, 2012	10.36	.16	.34	.50	(.15)	(.07)	(.22)	.01	10.65	5.20	4,817	1.41	1.58	68
August 31, 2011	11.59	.12	(.25)	(.13)	(.13)	(.97)	(1.10)	—[e]	10.36	(2.42)	4,838	1.40	.95	103
August 31, 2010	13.64	.14	(1.53)	(1.39)	(.23)	(.43)	(.66)	—[e]	11.59	(10.71)	4,647	1.49	1.05	101
Class B
August 31, 2014	$13.53	.02	2.00	2.02	(.01)	(.47)	(.48)	—	$15.07	14.96	$779	2.05	.14	55
August 31, 2013	10.53	.06	2.94	3.00	—	—	—	—[e]	13.53	28.49	700	2.10	.46	54
August 31, 2012	10.24	.08	.34	.42	(.07)	(.07)	(.14)	.01	10.53	4.36	357	2.16	.81	68
August 31, 2011	11.47	.02	(.23)	(.21)	(.05)	(.97)	(1.02)	—[e]	10.24	(3.08)	344	2.15	.18	103
August 31, 2010	13.57	.03	(1.51)	(1.48)	(.19)	(.43)	(.62)	—[e]	11.47	(11.38)	326	2.24	.25	101
Class C
August 31, 2014	$13.43	.01	2.00	2.01	(.01)	(.47)	(.48)	—	$14.96	14.97	$940	2.05	.09	55
August 31, 2013	10.45	.06	2.92	2.98	—	—	—	—[e]	13.43	28.52	3,925	2.10	.43	54
August 31, 2012	10.25	.10	.30	.40	(.14)	(.07)	(.21)	.01	10.45	4.34	2,627	2.16	1.02	68
August 31, 2011	11.48	.04	(.25)	(.21)	(.05)	(.97)	(1.02)	—[e]	10.25	(3.10)	446	2.15	.33	103
August 31, 2010	13.57	.03	(1.51)	(1.48)	(.18)	(.43)	(.61)	—[e]	11.48	(11.37)	345	2.24	.21	101
Class M
August 31, 2014	$13.62	.05	2.03	2.08	(.01)	(.47)	(.48)	—	$15.22	15.25	$78	1.80	.31	55
August 31, 2013	10.58	.08	2.97	3.05	(.01)	—	(.01)	—[e]	13.62	28.84	110	1.85	.61	54
August 31, 2012	10.33	.11	.32	.43	(.12)	(.07)	(.19)	.01	10.58	4.56	70	1.91	1.05	68
August 31, 2011	11.54	.07	(.24)	(.17)	(.07)	(.97)	(1.04)	—[e]	10.33	(2.77)	68	1.90	.54	103
August 31, 2010	13.59	.08	(1.54)	(1.46)	(.16)	(.43)	(.59)	—[e]	11.54	(11.20)	23	1.99	.59	101
Class R
August 31, 2014	$13.60	.10	2.02	2.12	(.08)	(.47)	(.55)	—	$15.17	15.60	$737	1.55	.67	55
August 31, 2013	10.58	.12	2.95	3.07	(.05)	—	(.05)	—[e]	13.60	29.05	564	1.60	.94	54
August 31, 2012	10.31	.13	.33	.46	(.13)	(.07)	(.20)	.01	10.58	4.83	340	1.66	1.30	68
August 31, 2011	11.57	.11	(.25)	(.14)	(.15)	(.97)	(1.12)	—[e]	10.31	(2.57)	250	1.65	.89	103
August 31, 2010	13.61	.10	(1.52)	(1.42)	(.19)	(.43)	(.62)	—[e]	11.57	(10.88)	13	1.74	.80	101
Class Y
August 31, 2014	$13.74	.18	2.03	2.21	(.14)	(.47)	(.61)	—	$15.34	16.16	$3,149	1.05	1.16	55
August 31, 2013	10.67	.20	2.97	3.17	(.10)	—	(.10)	—[e]	13.74	29.83	4,662	1.10	1.48	54
August 31, 2012	10.39	.19	.32	.51	(.17)	(.07)	(.24)	.01	10.67	5.39	1,193	1.16	1.90	68
August 31, 2011	11.62	.16	(.26)	(.10)	(.16)	(.97)	(1.13)	—[e]	10.39	(2.14)	849	1.15	1.27	103
August 31, 2010	13.66	.18	(1.54)	(1.36)	(.25)	(.43)	(.68)	—[e]	11.62	(10.47)	509	1.24	1.38	101

See notes to financial highlights at the end of this section.

82 Prospectus	Prospectus 83

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.59%
August 31, 2013	0.37
August 31, 2012	0.78
August 31, 2011	0.97
August 31, 2010	1.50

e Amount represents less than $0.01 per share.

84          Prospectus

Global Health Care Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          85

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2014	$55.14	.28	17.95	18.23	(.22)	(6.13)	(6.35)	—	—	$67.02	35.30	$1,374,677	1.14	.47	22
August 31, 2013	45.03	.40	12.65	13.05	—	(2.94)	(2.94)	— [b]	—	55.14	30.48	1,099,241	1.21	.80	30
August 31, 2012	44.32	.36	5.55	5.91	(.99)	(4.22)	(5.21)	— [b]	.01[e]	45.03	15.34	923,021	1.28	.85	25
August 31, 2011	42.86	.28	4.10	4.38	—	(2.95)	(2.95)	— [b]	.03[f,g]	44.32	10.20	916,644	1.26	.59	35
August 31, 2010	43.37	.12	(.48)	(.36)	—	(.15)	(.15)	— [b]	—	42.86	(.85)	965,357	1.33	.27	40
Class B
August 31, 2014	$42.85	(.13)	13.66	13.53	—	(6.13)	(6.13)	—	—	$50.25	34.28	$33,532	1.89	(.28)	22
August 31, 2013	35.87	.02	9.90	9.92	—	(2.94)	(2.94)	— [b]	—	42.85	29.48	29,588	1.96	.05	30
August 31, 2012	36.28	.03	4.43	4.46	(.66)	(4.22)	(4.88)	— [b]	.01[e]	35.87	14.51	26,017	2.03	.09	25
August 31, 2011	35.82	(.07)	3.45	3.38	—	(2.95)	(2.95)	— [b]	.03[f,g]	36.28	9.37	31,192	2.01	(.18)	35
August 31, 2010	36.54	(.20)	(.37)	(.57)	—	(.15)	(.15)	— [b]	—	35.82	(1.59)	43,666	2.08	(.48)	40
Class C
August 31, 2014	$47.79	(.14)	15.37	15.23	—	(6.13)	(6.13)	—	—	$56.89	34.30	$35,165	1.89	(.27)	22
August 31, 2013	39.68	.02	11.03	11.05	—	(2.94)	(2.94)	— [b]	—	47.79	29.50	23,851	1.96	.05	30
August 31, 2012	39.64	.04	4.90	4.94	(.69)	(4.22)	(4.91)	— [b]	.01[e]	39.68	14.50	17,562	2.03	.10	25
August 31, 2011	38.89	(.07)	3.74	3.67	—	(2.95)	(2.95)	— [b]	.03[f,g]	39.64	9.38	17,156	2.01	(.16)	35
August 31, 2010	39.67	(.20)	(.43)	(.63)	—	(.15)	(.15)	— [b]	—	38.89	(1.61)	18,049	2.08	(.48)	40
Class M
August 31, 2014	$48.48	(.01)	15.63	15.62	—	(6.13)	(6.13)	—	—	$57.97	34.64	$14,205	1.64	(.02)	22
August 31, 2013	40.12	.13	11.17	11.30	—	(2.94)	(2.94)	— [b]	—	48.48	29.81	10,741	1.71	.30	30
August 31, 2012	40.03	.13	4.95	5.08	(.78)	(4.22)	(5.00)	— [b]	.01[e]	40.12	14.77	9,518	1.78	.35	25
August 31, 2011	39.15	.04	3.76	3.80	—	(2.95)	(2.95)	— [b]	.03[f,g]	40.03	9.66	9,754	1.76	.09	35
August 31, 2010	39.83	(.10)	(.43)	(.53)	—	(.15)	(.15)	— [b]	—	39.15	(1.35)	10,530	1.83	(.23)	40
Class R
August 31, 2014	$53.16	.13	17.26	17.39	(.11)	(6.13)	(6.24)	—	—	$64.31	34.98	$5,578	1.39	.23	22
August 31, 2013	43.63	.26	12.21	12.47	—	(2.94)	(2.94)	— [b]	—	53.16	30.11	3,754	1.46	.54	30
August 31, 2012	43.11	.26	5.38	5.64	(.91)	(4.22)	(5.13)	— [b]	.01[e]	43.63	15.09	3,046	1.53	.63	25
August 31, 2011	41.86	.17	4.00	4.17	—	(2.95)	(2.95)	— [b]	.03[f,g]	43.11	9.93	2,123	1.51	.37	35
August 31, 2010	42.47	.01	(.47)	(.46)	—	(.15)	(.15)	— [b]	—	41.86	(1.11)	1,766	1.58	.02	40
Class Y
August 31, 2014	$57.30	.46	18.68	19.14	(.35)	(6.13)	(6.48)	—	—	$69.96	35.64	$46,440.89		.74	22
August 31, 2013	46.58	.55	13.11	13.66	—	(2.94)	(2.94)	— [b]	—	57.30	30.79	29,916.96		1.05	30
August 31, 2012	45.68	.48	5.74	6.22	(1.11)	(4.22)	(5.33)	— [b]	.01[e]	46.58	15.64	20,913	1.03	1.11	25
August 31, 2011	43.98	.41	4.21	4.62	—	(2.95)	(2.95)	— [b]	.03[f,g]	45.68	10.50	19,853	1.01	.85	35
August 31, 2010	44.40	.25	(.52)	(.27)	—	(.15)	(.15)	— [b]	—	43.98	(.63)	18,590	1.08	.52	40

See notes to financial highlights at the end of this section.

86 Prospectus	Prospectus 87

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Includes amounts paid through expense offset and brokerage service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

e Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Canadian Imperial Holdings, Inc./CIBC World Markets Corp. which amounted to $0.01 per share outstanding on November 29, 2011.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the SEC which amounted to $0.03 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Zurich Capital Markets, Inc., which amounted to less than $0.01 per share outstanding as of December 21, 2010.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding on March 31, 2010.

88          Prospectus

Global Industrials Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          89

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
August 31, 2014	$17.72	.10	3.74	3.84	—	(1.56)	(1.56)	—	$20.00	21.95	$14,342	1.32	.48	227
August 31, 2013	13.52	.13	4.14	4.27	(.07)	—	(.07)	—[f]	17.72	31.68	14,850	1.35	.82	238
August 31, 2012	13.24	.11	.93	1.04	(.31)	(.45)	(.76)	—[f]	13.52	8.71	7,293	1.41	.84	153
August 31, 2011	12.51	.10	1.99[g]	2.09	(.29)	(1.08)	(1.37)	.01	13.24	15.62	9,243	1.40	.65	122
August 31, 2010	11.67	.01	1.33	1.34	(.17)	(.33)	(.50)	—[f]	12.51	11.55	4,749	1.46	.08	129
Class B
August 31, 2014	$17.36	(.05)	3.67	3.62	—	(1.56)	(1.56)	—	$19.42	21.09	$1,161	2.07	(.26)	227
August 31, 2013	13.29	.02	4.05	4.07	—	—	—	—[f]	17.36	30.62	524	2.10	.10	238
August 31, 2012	13.06	.01	.93	.94	(.26)	(.45)	(.71)	—[f]	13.29	7.92	493	2.16	.04	153
August 31, 2011	12.38	(.02)	1.99[g]	1.97	(.22)	(1.08)	(1.30)	.01	13.06	14.82	376	2.15	(.11)	122
August 31, 2010	11.61	(.08)	1.33	1.25	(.15)	(.33)	(.48)	—[f]	12.38	10.81	128	2.21	(.64)	129
Class C
August 31, 2014	$17.38	(.04)	3.66	3.62	—	(1.56)	(1.56)	—	$19.44	21.06	$1,132	2.07	(.23)	227
August 31, 2013	13.30	.01	4.07	4.08	—	—	—	—[f]	17.38	30.68	708	2.10	.08	238
August 31, 2012	13.04	.01	.92	.93	(.22)	(.45)	(.67)	—[f]	13.30	7.88	525	2.16	.10	153
August 31, 2011	12.38	(.02)	1.99[g]	1.97	(.24)	(1.08)	(1.32)	.01	13.04	14.81	648	2.15	(.10)	122
August 31, 2010	11.62	(.08)	1.31	1.23	(.14)	(.33)	(.47)	—[f]	12.38	10.67	145	2.21	(.63)	129
Class M
August 31, 2014	$17.58	—[f]	3.72	3.72	—	(1.56)	(1.56)	—	$19.74	21.41	$107	1.82	.02	227
August 31, 2013	13.42	.05	4.11	4.16	—	—	—	—[f]	17.58	31.00	64	1.85	.34	238
August 31, 2012	13.16	.04	.93	.97	(.26)	(.45)	(.71)	—[f]	13.42	8.10	49	1.91	.31	153
August 31, 2011	12.44	.02	2.01[g]	2.03	(.24)	(1.08)	(1.32)	.01	13.16	15.24	82	1.90	.12	122
August 31, 2010	11.64	(.05)	1.32	1.27	(.14)	(.33)	(.47)	—[f]	12.44	10.98	24	1.96	(.41)	129
Class R
August 31, 2014	$17.71	.06	3.73	3.79	—	(1.56)	(1.56)	—	$19.94	21.66	$166	1.57	.29	227
August 31, 2013	13.52	.05	4.18	4.23	(.04)	—	(.04)	—[f]	17.71	31.34	72	1.60	.30	238
August 31, 2012	13.24	.08	.93	1.01	(.28)	(.45)	(.73)	—[f]	13.52	8.43	16	1.66	.61	153
August 31, 2011	12.49	.05	2.02[g]	2.07	(.25)	(1.08)	(1.33)	.01	13.24	15.52	15	1.65	.30	122
August 31, 2010	11.66	(.02)	1.32	1.30	(.14)	(.33)	(.47)	—[f]	12.49	11.22	13	1.71	(.16)	129
Class Y
August 31, 2014	$17.77	.22[e]	3.69	3.91	—	(1.56)	(1.56)	—	$20.12	22.29	$4,863	1.07	1.08[e]	227
August 31, 2013	13.56	.17	4.15	4.32	(.11)	—	(.11)	—[f]	17.77	31.97	1,933	1.10	1.04	238
August 31, 2012	13.30	.14	.93	1.07	(.36)	(.45)	(.81)	—[f]	13.56	8.95	1,252	1.16	1.11	153
August 31, 2011	12.54	.13	2.01[g]	2.14	(.31)	(1.08)	(1.39)	.01	13.30	16.00	1,114	1.15	.86	122
August 31, 2010	11.69	.04	1.33	1.37	(.19)	(.33)	(.52)	—[f]	12.54	11.82	408	1.21	.33	129

See notes to financial highlights at the end of this section.

90 Prospectus	Prospectus 91

Financial highlights (Continued)

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class, reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.46%
August 31, 2013	0.50
August 31, 2012	0.72
August 31, 2011	0.48
August 31, 2010	2.16

e The net investment income and per share amount shown for the period ending August 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of subscriptions into and/or redemptions out of the class.

f Amount represents less than $0.01 per share.

g The amount of net realized and unrealized gain shown for a share outstanding for the period ending August 31, 2011, does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the portfolio.

92          Prospectus

Global Natural Resources Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          93

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2014	$20.09	.19	3.67	3.86	—	—	—	—	$23.95	19.21	$238,703	1.19	.83	101
August 31, 2013	19.18	.17	.91	1.08	(.17)	(.17)	—[d]	—	20.09	5.62	224,519	1.23	.85	104
August 31, 2012	20.81	.23	(1.30)	(1.07)	(.56)	(.56)	—[d]	—	19.18	(5.08)	262,969	1.29	1.18	80
August 31, 2011	16.62	.15	4.44	4.59	(.40)	(.40)	—[d]	—[d,e]	20.81	27.53	322,408	1.26	.66	90
August 31, 2010	16.87	.13	(.18)	(.05)	(.20)	(.20)	—[d]	—	16.62	(.44)	284,668	1.39	.71	107
Class B
August 31, 2014	$17.91	.02	3.26	3.28	—	—	—	—	$21.19	18.31	$10,791	1.94	.08	101
August 31, 2013	17.10	.02	.81	.83	(.02)	(.02)	—[d]	—	17.91	4.84	12,561	1.98	.10	104
August 31, 2012	18.58	.08	(1.16)	(1.08)	(.40)	(.40)	—[d]	—	17.10	(5.78)	15,561	2.04	.46	80
August 31, 2011	14.87	(.02)	3.99	3.97	(.26)	(.26)	—[d]	—[d,e]	18.58	26.58	21,166	2.01	(.10)	90
August 31, 2010	15.11	(.01)	(.15)	(.16)	(.08)	(.08)	—[d]	—	14.87	(1.15)	21,418	2.14	(.05)	107
Class C
August 31, 2014	$18.30	.02	3.33	3.35	—	—	—	—	$21.65	18.31	$12,205	1.94	.08	101
August 31, 2013	17.47	.02	.83	.85	(.02)	(.02)	—[d]	—	18.30	4.89	11,890	1.98	.10	104
August 31, 2012	18.98	.08	(1.19)	(1.11)	(.40)	(.40)	—[d]	—	17.47	(5.81)	13,564	2.04	.43	80
August 31, 2011	15.20	(.01)	4.07	4.06	(.28)	(.28)	—[d]	—[d,e]	18.98	26.61	16,797	2.01	(.04)	90
August 31, 2010	15.47	(.01)	(.16)	(.17)	(.10)	(.10)	—[d]	—	15.20	(1.21)	13,292	2.14	(.04)	107
Class M
August 31, 2014	$19.08	.07	3.48	3.55	—	—	—	—	$22.63	18.61	$4,247	1.69	.33	101
August 31, 2013	18.21	.06	.87	.93	(.06)	(.06)	—[d]	—	19.08	5.11	3,873	1.73	.34	104
August 31, 2012	19.77	.13	(1.23)	(1.10)	(.46)	(.46)	—[d]	—	18.21	(5.53)	4,999	1.79	.70	80
August 31, 2011	15.82	.03	4.23	4.26	(.31)	(.31)	—[d]	—[d,e]	19.77	26.86	6,233	1.76	.17	90
August 31, 2010	16.08	.04	(.17)	(.13)	(.13)	(.13)	—[d]	—	15.82	(.91)	5,141	1.89	.20	107
Class R
August 31, 2014	$19.70	.13	3.60	3.73	—	—	—	—	$23.43	18.93	$14,258	1.44	.57	101
August 31, 2013	18.81	.12	.89	1.01	(.12)	(.12)	—[d]	—	19.70	5.36	13,888	1.48	.60	104
August 31, 2012	20.41	.18	(1.27)	(1.09)	(.51)	(.51)	—[d]	—	18.81	(5.28)	13,838	1.54	.94	80
August 31, 2011	16.31	.10	4.36	4.46	(.36)	(.36)	—[d]	—[d,e]	20.41	27.27	16,971	1.51	.46	90
August 31, 2010	16.58	.09	(.19)	(.10)	(.17)	(.17)	—[d]	—	16.31	(.72)	11,192	1.64	.48	107
Class Y
August 31, 2014	$20.23	.25	3.69	3.94	—	—	—	—	$24.17	19.48	$13,948.94		1.13	101
August 31, 2013	19.31	.21	.93	1.14	(.22)	(.22)	—[d]	—	20.23	5.92	46,303.98		1.01	104
August 31, 2012	20.96	.28	(1.31)	(1.03)	(.62)	(.62)	—[d]	—	19.31	(4.85)	9,739	1.04	1.44	80
August 31, 2011	16.73	.21	4.47	4.68	(.45)	(.45)	—[d]	—[d,e]	20.96	27.89	11,535	1.01	.94	90
August 31, 2010	16.97	.18	(.18)	—[d]	(.24)	(.24)	—[d]	—	16.73	(.16)	9,069	1.14	.95	107

See notes to financial highlights at the end of this section.

94 Prospectus	Prospectus 95

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

96          Prospectus

Global Technology Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          97

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)
Class A
August 31, 2014	$16.67	(.04)	5.37	5.33	—	—	—	—	—	$22.00	31.97	$10,313	1.29	(.22)	50
August 31, 2013	16.26	.01	.40	.41	—	—	—	—	—[e]	16.67	2.52	8,355	1.36	.05	54
August 31, 2012	14.86	(.02)	2.17	2.15	—	(.73)	(.02)	(.75)	—[e]	16.26	15.32	8,471	1.41	(.14)	45
August 31, 2011	13.26	(.04)	2.02	1.98	—	(.38)	—	(.38)	—[e]	14.86	14.78	7,886	1.40	(.24)	101
August 31, 2010	13.67	(.07)	.54	.47	(.05)	(.84)	—	(.89)	.01	13.26	2.98	6,261	1.48	(.46)	161
Class B
August 31, 2014	$16.10	(.18)	5.17	4.99	—	—	—	—	—	$21.09	30.99	$1,781	2.04	(.97)	50
August 31, 2013	15.82	(.11)	.39	.28	—	—	—	—	—[e]	16.10	1.77	1,105	2.11	(.70)	54
August 31, 2012	14.59	(.13)	2.11	1.98	—	(.73)	(.02)	(.75)	—[e]	15.82	14.41	996	2.16	(.88)	45
August 31, 2011	13.12	(.15)	2.00	1.85	—	(.38)	—	(.38)	—[e]	14.59	13.93	691	2.15	(1.00)	101
August 31, 2010	13.60	(.17)	.53	.36	(.01)	(.84)	—	(.85)	.01	13.12	2.19	443	2.23	(1.19)	161
Class C
August 31, 2014	$16.09	(.18)	5.18	5.00	—	—	—	—	—	$21.09	31.08	$1,801	2.04	(.98)	50
August 31, 2013	15.82	(.11)	.38	.27	—	—	—	—	—[e]	16.09	1.71	1,199	2.11	(.70)	54
August 31, 2012	14.59	(.13)	2.11	1.98	—	(.73)	(.02)	(.75)	—[e]	15.82	14.41	1,116	2.16	(.87)	45
August 31, 2011	13.12	(.15)	2.00	1.85	—	(.38)	—	(.38)	—[e]	14.59	13.93	749	2.15	(1.00)	101
August 31, 2010	13.60	(.16)	.52	.36	(.02)	(.84)	—	(.86)	.02	13.12	2.24	429	2.23	(1.14)	161
Class M
August 31, 2014	$16.30	(.14)	5.24	5.10	—	—	—	—	—	$21.40	31.29	$162	1.79	(.72)	50
August 31, 2013	15.98	(.07)	.39	.32	—	—	—	—	—[e]	16.30	2.00	92	1.86	(.44)	54
August 31, 2012	14.69	(.10)	2.14	2.04	—	(.73)	(.02)	(.75)	—[e]	15.98	14.73	103	1.91	(.64)	45
August 31, 2011	13.18	(.12)	2.01	1.89	—	(.38)	—	(.38)	—[e]	14.69	14.18	98	1.90	(.77)	101
August 31, 2010	13.62	(.13)	.54	.41	(.02)	(.84)	—	(.86)	.01	13.18	2.50	79	1.98	(.94)	161
Class R
August 31, 2014	$16.50	(.09)	5.32	5.23	—	—	—	—	—	$21.73	31.70	$50	1.54	(.47)	50
August 31, 2013	16.14	(.03)	.38	.35	—	—	—	—	.01	16.50	2.23	24	1.61	(.17)	54
August 31, 2012	14.80	(.05)	2.14	2.09	—	(.73)	(.02)	(.75)	—[e]	16.14	14.96	65	1.66	(.35)	45
August 31, 2011	13.24	(.08)	2.02	1.94	—	(.38)	—	(.38)	—[e]	14.80	14.50	32	1.65	(.51)	101
August 31, 2010	13.64	(.10)	.55	.45	(.02)	(.84)	—	(.86)	.01	13.24	2.80	14	1.73	(.71)	161
Class Y
August 31, 2014	$16.84	.01	5.44	5.45	—	—	—	—	—	$22.29	32.36	$4,894	1.04	.03	50
August 31, 2013	16.39	.05	.40	.45	—	—	—	—	—[e]	16.84	2.75	1,794	1.11	.31	54
August 31, 2012	14.94	.02	2.18	2.20	—	(.73)	(.02)	(.75)	—[e]	16.39	15.58	1,779	1.16	.13	45
August 31, 2011	13.30	—[e]	2.02	2.02	—	(.38)	—	(.38)	—[e]	14.94	15.04	1,182	1.15	—[f]	101
August 31, 2010	13.69	(.03)	.55	.52	(.08)	(.84)	—	(.92)	.01	13.30	3.29	705	1.23	(.18)	161

98 Prospectus	Prospectus 99

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.74%
August 31, 2013	0.49
August 31, 2012	0.53
August 31, 2011	0.60
August 31, 2010	1.15

e Amount represents less than $0.01 per share.

f Amount represents less than 0.01%.

100          Prospectus

Global Telecommunications Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by KPMG LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          101

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [c]	Portfolio turnover (%)
Class A
August 31, 2014	$16.68	1.90[e]	.52	2.42	(.11)	(1.12)	(1.23)	—	$17.87	14.43	$15,365	1.29	10.46[e]	75
August 31, 2013	14.46	.32	2.26	2.58	(.26)	(.10)	(.36)	—[f]	16.68	18.21	14,179	1.36	2.03	63
August 31, 2012	13.13	.35	1.59	1.94	(.45)	(.16)	(.61)	—[f]	14.46	15.60	9,831	1.41	2.61	38
August 31, 2011	11.67	.46	1.84	2.30	(.33)	(.51)	(.84)	—[f]	13.13	20.01	7,395	1.40	3.42	43
August 31, 2010	10.56	.28	1.22	1.50	(.39)	—	(.39)	—[f]	11.67	14.46	3,636	1.48	2.53	80
Class B
August 31, 2014	$16.34	1.58[e]	.65	2.23	(.01)	(1.12)	(1.13)	—	$17.44	13.56	$796	2.04	8.84[e]	75
August 31, 2013	14.22	.20	2.22	2.42	(.20)	(.10)	(.30)	—[f]	16.34	17.29	637	2.11	1.32	63
August 31, 2012	12.94	.23	1.59	1.82	(.38)	(.16)	(.54)	—[f]	14.22	14.79	377	2.16	1.79	38
August 31, 2011	11.56	.41	1.77	2.18	(.29)	(.51)	(.80)	—[f]	12.94	19.14	201	2.15	3.08	43
August 31, 2010	10.50	.15	1.27	1.42	(.36)	—	(.36)	—[f]	11.56	13.65	40	2.23	1.38	80
Class C
August 31, 2014	$16.34	1.47[e]	.77	2.24	—	(1.12)	(1.12)	—	$17.46	13.61	$1,754	2.04	8.24[e]	75
August 31, 2013	14.18	.21	2.21	2.42	(.16)	(.10)	(.26)	—[f]	16.34	17.34	1,005	2.11	1.37	63
August 31, 2012	12.94	.24	1.57	1.81	(.41)	(.16)	(.57)	—[f]	14.18	14.72	1,049	2.16	1.81	38
August 31, 2011	11.54	.40	1.78	2.18	(.27)	(.51)	(.78)	—[f]	12.94	19.17	345	2.15	3.01	43
August 31, 2010	10.50	.27	1.14	1.41	(.37)	—	(.37)	—[f]	11.54	13.65	135	2.23	2.43	80
Class M
August 31, 2014	$16.53	1.73[e]	.58	2.31	(.03)	(1.12)	(1.15)	—	$17.69	13.91	$65	1.79	9.56[e]	75
August 31, 2013	14.35	.23	2.25	2.48	(.20)	(.10)	(.30)	—[f]	16.53	17.58	45	1.86	1.50	63
August 31, 2012	13.05	.28	1.58	1.86	(.40)	(.16)	(.56)	—[f]	14.35	14.98	40	1.91	2.10	38
August 31, 2011	11.60	.50	1.72	2.22	(.26)	(.51)	(.77)	—[f]	13.05	19.45	39	1.90	3.71	43
August 31, 2010	10.52	.20	1.25	1.45	(.37)	—	(.37)	—[f]	11.60	13.95	12	1.98	1.80	80
Class R
August 31, 2014	$16.57	1.76[e]	.61	2.37	(.09)	(1.12)	(1.21)	—	$17.73	14.21	$536	1.54	9.75[e]	75
August 31, 2013	14.39	.28	2.24	2.52	(.24)	(.10)	(.34)	—[f]	16.57	17.87	308	1.61	1.76	63
August 31, 2012	13.11	.32	1.58	1.90	(.46)	(.16)	(.62)	—[f]	14.39	15.30	117	1.66	2.39	38
August 31, 2011	11.65	.41	1.85	2.26	(.29)	(.51)	(.80)	—[f]	13.11	19.73	17	1.65	3.04	43
August 31, 2010	10.54	.26	1.22	1.48	(.37)	—	(.37)	—[f]	11.65	14.22	12	1.73	2.32	80
Class Y
August 31, 2014	$16.74	1.94[e]	.54	2.48	(.14)	(1.12)	(1.26)	—	$17.96	14.78	$3,983	1.04	10.58[e]	75
August 31, 2013	14.52	.38	2.23	2.61	(.29)	(.10)	(.39)	—[f]	16.74	18.40	3,739	1.11	2.44	63
August 31, 2012	13.17	.31	1.68	1.99	(.48)	(.16)	(.64)	—[f]	14.52	15.99	2,198	1.16	2.30	38
August 31, 2011	11.70	.50	1.83	2.33	(.35)	(.51)	(.86)	—[f]	13.17	20.27	729	1.15	3.75	43
August 31, 2010	10.57	.35	1.20	1.55	(.42)	—	(.42)	—[f]	11.70	14.87	363	1.23	3.17	80

See notes to financial highlights at the end of this section.

102 Prospectus	Prospectus 103

Financial highlights (Continued)

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	0.39%
August 31, 2013	0.31
August 31, 2012	0.67
August 31, 2011	0.95
August 31, 2010	2.64

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

e Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:

	Per share	Percentage of average net assets
Class A	$1.77	9.73%
Class B	1.56	8.74
Class C	1.45	8.12
Class M	1.67	9.23
Class R	1.66	9.17
Class Y	1.75	9.54

f Amount represents less than $0.01 per share.

104          Prospectus

Global Utilities Fund

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          105

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2014	$11.08	.33	1.59	1.92	(.25)	(.25)	—	—	$12.75	17.56	$206,305	1.21	2.79	27
August 31, 2013	10.35	.25	.75	1.00	(.27)	(.27)	—[d]	—	11.08	9.76	188,648	1.25	2.33	36
August 31, 2012	10.30	.29	.08	.37	(.32)	(.32)	—[d]	—	10.35	3.73	197,503	1.32	2.89	44
August 31, 2011	10.63	.36	(.36)	—[d]	(.34)	(.34)	—[d]	.01[e]	10.30	(.04)	219,844	1.28	3.27	42
August 31, 2010	11.04	.28	(.29)	(.01)	(.40)	(.40)	—[d]	—	10.63	(.15)	265,549	1.36[f]	2.63[f]	44
Class B
August 31, 2014	$11.04	.24	1.58	1.82	(.16)	(.16)	—	—	$12.70	16.65	$5,505	1.96	2.04	27
August 31, 2013	10.31	.17	.75	.92	(.19)	(.19)	—[d]	—	11.04	8.98	5,291	2.00	1.58	36
August 31, 2012	10.26	.22	.08	.30	(.25)	(.25)	—[d]	—	10.31	2.97	5,753	2.07	2.14	44
August 31, 2011	10.58	.27	(.35)	(.08)	(.25)	(.25)	—[d]	.01[e]	10.26	(.75)	5,889	2.03	2.50	42
August 31, 2010	10.99	.19	(.29)	(.10)	(.31)	(.31)	—[d]	—	10.58	(.96)	8,496	2.11[f]	1.81[f]	44
Class C
August 31, 2014	$10.99	.24	1.59	1.83	(.17)	(.17)	—	—	$12.65	16.76	$4,851	1.96	2.04	27
August 31, 2013	10.27	.17	.74	.91	(.19)	(.19)	—[d]	—	10.99	8.93	3,743	2.00	1.59	36
August 31, 2012	10.23	.22	.07	.29	(.25)	(.25)	—[d]	—	10.27	2.89	3,452	2.07	2.14	44
August 31, 2011	10.55	.28	(.35)	(.07)	(.26)	(.26)	—[d]	.01[e]	10.23	(.70)	3,698	2.03	2.54	42
August 31, 2010	10.96	.20	(.29)	(.09)	(.32)	(.32)	—[d]	—	10.55	(.90)	3,638	2.11[f]	1.85[f]	44
Class M
August 31, 2014	$11.07	.27	1.60	1.87	(.20)	(.20)	—	—	$12.74	17.00	$1,319	1.71	2.30	27
August 31, 2013	10.34	.20	.74	.94	(.21)	(.21)	—[d]	—	11.07	9.21	1,259	1.75	1.83	36
August 31, 2012	10.29	.24	.08	.32	(.27)	(.27)	—[d]	—	10.34	3.20	1,284	1.82	2.38	44
August 31, 2011	10.61	.30	(.35)	(.05)	(.28)	(.28)	—[d]	.01[e]	10.29	(.45)	1,440	1.78	2.78	42
August 31, 2010	11.02	.23	(.30)	(.07)	(.34)	(.34)	—[d]	—	10.61	(.66)	1,642	1.86[f]	2.12[f]	44
Class R
August 31, 2014	$11.04	.30	1.59	1.89	(.22)	(.22)	—	—	$12.71	17.33	$1,430	1.46	2.52	27
August 31, 2013	10.32	.23	.73	.96	(.24)	(.24)	—[d]	—	11.04	9.43	1,349	1.50	2.09	36
August 31, 2012	10.27	.27	.08	.35	(.30)	(.30)	—[d]	—	10.32	3.48	1,269	1.57	2.63	44
August 31, 2011	10.60	.33	(.36)	(.03)	(.31)	(.31)	—[d]	.01[e]	10.27	(.28)	1,205	1.53	3.05	42
August 31, 2010	11.01	.25	(.29)	(.04)	(.37)	(.37)	—[d]	—	10.60	(.40)	1,095	1.61[f]	2.37[f]	44
Class Y
August 31, 2014	$11.08	.37	1.58	1.95	(.28)	(.28)	—	—	$12.75	17.84	$4,564.96		3.10	27
August 31, 2013	10.36	.29	.73	1.02	(.30)	(.30)	—[d]	—	11.08	9.94	3,520	1.00	2.61	36
August 31, 2012	10.30	.32	.09	.41	(.35)	(.35)	—[d]	—	10.36	4.08	2,799	1.07	3.13	44
August 31, 2011	10.63	.39	(.36)	.03	(.37)	(.37)	—[d]	.01[e]	10.30	.22	3,082	1.03	3.53	42
August 31, 2010	11.04	.31	(.29)	.02	(.43)	(.43)	—[d]	—	10.63	.10	3,155	1.11[f]	2.84[f]	44

See notes to financial highlights at the end of this section.

106 Prospectus	Prospectus 107

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amount:

Percentage of average net assets
August 31, 2010	0.02%

108          Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus          109

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth

Growth Opportunities Fund

International Growth Fund

Multi-Cap Growth Fund

Small Cap Growth Fund

Voyager Fund

Blend

Asia Pacific Equity Fund

Capital Opportunities Fund

Capital Spectrum Fund

Emerging Markets Equity Fund

Equity Spectrum Fund

Europe Equity Fund

Global Equity Fund

International Capital Opportunities Fund

International Equity Fund

Investors Fund

Low Volatility Equity Fund

Multi-Cap Core Fund

Research Fund

Strategic Volatility Equity Fund

Value

Convertible Securities Fund

Equity Income Fund

Global Dividend Fund

The Putnam Fund for Growth and Income

International Value Fund

Multi-Cap Value Fund

Small Cap Value Fund

Income

American Government Income Fund

Diversified Income Trust

Emerging Markets Income Fund

Floating Rate Income Fund

Global Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Money Market Fund*

Short Duration Income Fund

U.S. Government Income Trust

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

110          Prospectus

Tax-free Income

AMT-Free Municipal Fund

Intermediate-Term Municipal Income Fund

Short-Term Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund*

Tax-Free High Yield Fund

State tax-free income funds†:

Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Absolute Return

Absolute Return 100 Fund®

Absolute Return 300 Fund®

Absolute Return 500 Fund®

Absolute Return 700 Fund®

Global Sector

Global Consumer Fund

Global Energy Fund

Global Financials Fund

Global Health Care Fund

Global Industrials Fund

Global Natural Resources Fund

Global Sector Fund

Global Technology Fund

Global Telecommunications Fund

Global Utilities Fund

Asset Allocation

George Putnam Balanced Fund

Global Asset Allocation Funds — four investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

Dynamic Asset Allocation Balanced Fund

Dynamic Asset Allocation Conservative Fund

Dynamic Asset Allocation Growth Fund

Dynamic Risk Allocation Fund

Retirement Income Lifestyle Funds — portfolios with managed allocations to stocks, bonds, and money market investments to generate retirement income.

Retirement Income Fund Lifestyle 1
Retirement Income Fund Lifestyle 2
Retirement Income Fund Lifestyle 3

RetirementReady® Funds — portfolios with adjusting allocations to stocks, bonds, and money market instruments, becoming more conservative over time.

RetirementReady® 2055 Fund

RetirementReady® 2050 Fund

RetirementReady® 2045 Fund

RetirementReady® 2040 Fund

RetirementReady® 2035 Fund

RetirementReady® 2030 Fund

RetirementReady® 2025 Fund

RetirementReady® 2020 Fund

RetirementReady® 2015 Fund

Prospectus          111

For more information about Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund and Putnam Global Utilities Fund

Each fund’s SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File Nos. 811-07513, 811-03386, 811-03061, 811-05989	SP008 291596 12/14

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PRYAX	PRLBX	PRYCX	PRLMX	PRLRX	PRLYX

Putnam Retirement Income Fund Lifestyle 2

Prospectus

12 | 30 | 14

Fund summary	2
What are the fund's main investment strategies and related risks?	8
Who oversees and manages the fund?	22
How does the fund price its shares?	25
How do I buy fund shares?	26
How do I sell or exchange fund shares?	33
Policy on excessive short-term trading	36
Distribution plans and payments to dealers	39
Fund distributions and taxes	41
Financial highlights	43

Investment Category: Asset Allocation

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam Retirement Income Fund Lifestyle 2 seeks current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 26 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.25%	0.40%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses@	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.30%	0.25%	1.26%	0.30%	2.11%	(1.11)%	1.00%
Class B	0.30%	1.00%	1.26%	0.30%	2.86%	(1.11)%	1.75%
Class C	0.30%	1.00%	1.26%	0.30%	2.86%	(1.11)%	1.75%
Class M	0.30%	0.50%	1.26%	0.30%	2.36%	(1.11)%	1.25%
Class R	0.30%	0.50%	1.26%	0.30%	2.36%	(1.11)%	1.25%
Class Y	0.30%	N/A	1.26%	0.30%	1.86%	(1.11)%	0.75%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

2          Prospectus

  ***  This charge is eliminated after one year.

  @  Acquired  fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund’s typical allocations to the underlying funds described in Investments, risks and performance — Investments and a 4% allocation to Putnam Money Market Fund.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$498	$932	$1,391	$2,659
Class B	$678	$1,081	$1,611	$2,926
Class B (no redemption)	$178	$781	$1,411	$2,926
Class C	$278	$781	$1,411	$3,106
Class C (no redemption)	$178	$781	$1,411	$3,106
Class M	$448	$935	$1,447	$2,851
Class R	$127	$630	$1,160	$2,611
Class Y	$77	$477	$902	$2,089

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 56%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations between fixed-income and equity

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investments from time to time within a certain range to try to optimize the fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocation for the fund are shown below.

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Class	Strategic allocation	Range
Equity	30%	0–40%
Fixed-Income	70%	60–100%

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We invest mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and in Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund, which are other Putnam mutual funds and referred to as underlying funds. We may invest without limit in bonds that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have short- to long-term maturities. We also invest in other fixed-income securities, such as mortgage-backed investments, and invest in money market securities or affiliated money market or short term investment funds for cash management. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of companies of any size. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments, and, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments.

We may also select other investments that do not fall within these asset classes. We may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The typical allocation and the range of allowable allocation of the fund’s assets in the underlying funds that we currently expect are shown below.

Underlying fund	Permitted investments	Typical allocation	Range
Putnam Absolute Return 100 Fund	Fixed-income, derivatives	5%	0–20%
Putnam Absolute Return 300 Fund	Fixed-income, derivatives	12%	0–30%
Putnam Absolute Return 500 Fund	Equities, fixed-income, alternative investments, derivatives	20%	0–40%
Putnam Absolute Return 700 Fund	Equities, fixed-income, alternative investments, derivatives	3%	0–20%

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For purposes of measuring the fund’s allocations to fixed-income and equity investments, we regard Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed-income investments, Putnam Absolute Return 500 Fund as a 50% fixed-income and 50% equity investment, and Putnam Absolute Return 700 Fund as an equity investment. The fund’s remaining assets are invested in other securities, as described above.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund and the underlying funds bear the following risks. Our allocation of assets among asset classes and the underlying funds may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of

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many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

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Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (6/13/11)
Class A before taxes	2.91%	3.28%
Class A after taxes on distributions	1.79%	2.36%
Class A after taxes on distributions and sale of fund shares	1.96%	2.24%
Class B before taxes	1.43%	3.04%
Class C before taxes	5.43%	4.15%
Class M before taxes	3.48%	3.34%
Class R before taxes	6.96%	4.67%
Class Y before taxes	7.44%	5.20%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	2.56%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.37%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

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Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the fund’s main investment strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in a combination of bonds and common stocks of U.S. and non-U.S. companies and underlying funds. The fund may invest in fixed-income and equity investments, and, through the fund’s investments in the

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underlying funds, may have exposure to a broad range of other investments and investment strategies. The fund seeks to generate income for its investors through exposure to many different types of investments, not just investments traditionally considered to be income-producing, such as interest-bearing bonds or dividend-paying stocks. We believe that exposure to this range of investments and investment strategies will provide the fund with more options to generate income for its investors, while maintaining more prudent levels of risk than may be experienced by more traditional income-generating funds that focus to a greater degree on income-producing investments. In the course of a year, the fund’s distributions, if any, may consist of a combination of ordinary income from its income-producing investments as well as capital gains (both short- and long-term) from its other investment activities.

Equity investments

          Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

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Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

          Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

Fixed-income investments

          Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

The fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, if the fund purchases inflation-adjusted debt

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instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

          Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest without limit in higher-yield, higher-risk debt investments that are below-investment-grade, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced (or increased) after we buy it.

Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s goal may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

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Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

          Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

Foreign investments

Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies, legal, and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

Derivatives

We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency.

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We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

Real estate investment trusts (REITs)

A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

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Commodity-linked notes

Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measure(s), have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. The fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company. For further information about commodity-linked securities, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

Additional risks related to the underlying funds

Putnam Absolute Return Funds

Each underlying fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by a targeted amount on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The target return for each underlying fund is the return on U.S. Treasury bills plus the number of basis points specified in the fund’s name.

Each underlying fund bears the risks set forth above under Equity investments, Fixed-income investments, Foreign investments, Derivatives, Real estate investment trusts, and Commodity-linked notes, except that Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund do not generally bear the risks described under Equity investments. With respect to Fixed-Income investments — Credit risk, the underlying funds may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that the managers of the underlying funds believe are of comparable quality. Additional information about each underlying fund’s risks is included below.

Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are designed to pursue consistent absolute returns through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income

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sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below-investment-grade debt, bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities; inflation-protected securities; commodities; and REITs. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

In pursuing a consistent absolute return, each underlying fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. Managers of the underlying funds may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. The managers of the underlying funds may also take into account general market conditions when making investment decisions. The underlying funds typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase an underlying fund’s exposure

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to the principal asset classes in which it invests and its principal investment strategies. Putnam Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and Putnam Absolute Return 500 and 700 Funds’ decision to pursue beta and alpha strategies separately may not be successful if their managers are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

The use of the term “absolute return” in each underlying fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in value over time. The greater an investment’s or a market’s volatility, the more sharply its value may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the underlying funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

Each underlying fund seeks to earn its target return over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The underlying funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. Each underlying fund seeks to earn a positive total return that exceeds, by a particular amount, the return on U.S. Treasury bills as measured by the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar-denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. Returns on U.S. Treasury

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bills often track inflation levels (although the returns on U.S. Treasury bills and inflation rates can diverge significantly from time to time).

While each underlying fund seeks returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in an underlying fund is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered an investment with minimal risk. Investing in an underlying fund, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in an underlying fund, and the volatility of that fund’s returns, to increase as the underlying fund seeks higher returns.

As a general matter, each underlying fund has significant flexibility in its choice of strategies. This flexibility enhances an underlying fund’s ability to seek its targeted return. This flexibility is also generally expected to result in diversification of an underlying fund’s portfolio across multiple asset classes, although an underlying fund may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Putnam Absolute Return 100 and 300 Funds

Independent global fixed-income investment strategies

The managers of the underlying funds seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors of the fixed-income market (such as the investment-grade and below-investment-grade sub-sectors within the credit sector), macroeconomic developments, such as those relating to currencies and country-specific developments, and other techniques. By using a number of strategies, these underlying funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, the underlying fund managers believe, offer substantial opportunities. They may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

Derivatives and investment exposures

When these underlying funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Putnam Absolute Return 300

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Fund is expected to make greater use of leverage than Putnam Absolute Return 100 Fund.

Putnam Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Putnam Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Beta and alpha strategies — Putnam Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving an underlying fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

          Derivatives and investment exposures; investment leverage. The managers of the underlying funds may make an investment directly, or they may obtain exposure to the investment synthetically through the use of one or more derivatives. When an underlying fund uses derivatives to increase its exposure to investments in order to enhance the fund’s total return, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, the underlying fund managers expect that investment leverage obtained as part of an underlying fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Putnam Absolute Return 500 Fund and up to 200% of net assets in the case of Putnam Absolute Return 700 Fund. The underlying fund managers treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. Each underlying fund’s alpha strategy also may involve the use of derivatives that introduce additional investment leverage. Putnam Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Putnam Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies. If the underlying fund managers’ judgments about the performance of asset

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classes or investments prove incorrect while an underlying fund’s exposure to the underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the underlying fund and the fund.

Beta strategy

          Asset classes. Through the beta strategy, the underlying fund managers invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including below-investment-grade and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. The underlying fund managers also allocate these underlying funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and REITs. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, asset classes may not perform as expected. If the underlying fund managers’ assessment of the risk and return potential of asset classes is incorrect, an underlying fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.
          Asset allocation. Although the underlying fund managers may adjust asset allocations at any time and without constraint, they expect generally to allocate the majority of these underlying funds’ assets to investments in traditional asset classes. The underlying funds’ asset allocations are intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the underlying funds’ assets. However, the underlying fund managers’ asset allocation judgments may not achieve these objectives.

Within each asset class, the underlying fund managers make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if their asset allocation decisions are successful, if the particular investments that they make within each asset class do not perform as they expect, the underlying funds may fail to meet their goals or may lose money.

Alpha strategy

The underlying funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that the underlying fund managers may employ in the alpha strategy.

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Because the alpha strategy is designed to generate a return regardless of market direction, the underlying fund managers can use it to potentially generate a positive investment return even in broadly declining markets. Though the underlying funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the underlying funds’ beta strategy is unlikely to earn a positive return in those circumstances. While the underlying fund managers intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which an underlying fund is exposed through its beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect the underlying fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Market risk

The value of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Other investments

In addition to the main investment strategies described above, the fund and the underlying funds may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans, and, in the case of the fund, hybrid and structured bonds and notes, and the Putnam Absolute Return 100 and 300 Funds may invest in common stock. The fund and the underlying funds may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

          Temporary defensive strategies. In response to adverse market, economic, political or other conditions, we may take temporary defensive positions, such as investing some or all of the fund’s or the underlying funds’ assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, we may choose not to use these temporary defensive strategies for

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a variety of reasons, even in very volatile market conditions. These strategies may cause the fund or an underlying fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

          Changes in policies. The Trustees may change the fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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          Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund or an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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          Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates and by the fund’s auditors.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated August 31, 2014.

The fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month (excluding assets that are invested in other Putnam funds, except Putnam funds that charge a management fee). The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds), and generally declines as the aggregate net assets increase.

Due to the expense limitation in effect during the fiscal year, the fund did not pay a management fee to Putnam Management.

Putnam Management also receives management fees from the underlying funds. Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting the fund’s target percentage allocations among the underlying funds between the interests of the funds and Putnam Management’s economic interest. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

          Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.
Portfolio managers	Joined fund	Employer	Positions over past five years
James Fetch	2012	Putnam Management 1994 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Robert Kea	2011	Putnam Management 1989 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Joshua Kutin	2011	Putnam Management 1998 – Present	Portfolio Manager. Previously, Analyst
Robert Schoen	2011	Putnam Management 1997 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Jason Vaillancourt	2012	Putnam Management 1999 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals’ and these individuals’ ownership of securities in the fund.

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How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may

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change from time to time. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

The fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your account.

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Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also,the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

          Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
          Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
          Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
          By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.
          By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

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Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summary — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

          How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
          How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $100,000 and $50,000, respectively.
          Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

          Initial sales charge of up to 4.00%
          Lower sales charges available for investments of $100,000 or more
          No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
          Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

          No initial sales charge; your entire investment goes to work immediately
          Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

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          Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
          Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
          Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

          No initial sales charge; your entire investment goes to work immediately
          Deferred sales charge of 1.00% if shares are sold within one year of purchase
          Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
          No conversion to class A shares, so no reduction in future 12b-1 fees
          Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

          Initial sales charge of up to 3.25%
          Lower sales charges available for investments of $50,000 or more
          No deferred sales charge (except that a deferred sales charge of 0.40% may be imposed on certain redemptions of shares bought without an initial sales charge)
          Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
          Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
          No conversion to class A shares, so no reduction in future 12b-1 fees

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          Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

          No initial sales charge; your entire investment goes to work immediately
          No deferred sales charge
          Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b-1 fees
          Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
          No conversion to class A shares, so no reduction in future 12b-1 fees

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

          employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);
          bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
          corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
          college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
          other Putnam funds and Putnam investment products;
          investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
          clients of a financial representative who are charged a fee for consulting or similar services;
          corporations, endowments and foundations that have entered into an arrangement with Putnam;

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fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;

          investment companies (whether registered or private), both affiliated and unaffiliated with Putnam; and
          current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, current and retired Great-West Life & Annuity Insurance Company employees, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

          No initial sales charge; your entire investment goes to work immediately
          No deferred sales charge
          Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	4.17%	4.00%	3.36%	3.25%
50,000 but under 100,000	4.17	4.00	2.30	2.25
100,000 but under 250,000	3.36	3.25	1.27	1.25
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The fund will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

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Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

          Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

          Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

          Individual accounts
          Joint accounts
          Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

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          Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
          Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

          Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund.

If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result

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in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

          Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
          Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
          By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.
          By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone redemption and exchange privileges may be modified or terminated without notice.
          Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
          Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
          Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer

34          Prospectus

or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $500,000 or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

          Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.

Prospectus          35

          Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

          Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies,

36          Prospectus

respectively, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

The fund may be adversely affected if an underlying fund in which it invests is harmed by excessive short-term trading.

          Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.
          Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
          Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or

Prospectus          37

other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.

          Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

38          Prospectus

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

          Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.50%, and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.
          Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under Fund summary — Fees and expenses.

Prospectus          39

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund through retirement plans, dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant or shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance and services rendered in connection with retirement plans, such as fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2013 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

40          Prospectus

          Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally treated as long-term capital gains includible in and taxed at the rates applicable to your net capital gain. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements.  Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Prospectus          41

Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

The fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

42          Prospectus

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus          43

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
August 31, 2014	$10.42	.16[f]	.72	.88	(.20)	(.15)	(.35)	$10.95	8.59	$11,238.70		1.45 [f]	56
August 31, 2013	10.15	.09	.35	.44	(.08)	(.09)	(.17)	10.42	4.41	11,695.70		.89	29
August 31, 2012	9.75	.14 [h]	.49	.63	(.23)	—	(.23)	10.15	6.62	10,110.70		1.40[h]	36
August 31, 2011†	10.00	.01	(.26)	(.25)	—	—	—	9.75	(2.50)*	9,431	.15*	.08*	11*
Class B
August 31, 2014	$10.36	.07 [f]	.72	.79	(.15)	(.15)	(.30)	$10.85	7.73	$199	1.95	.65 [f]	56
August 31, 2013	10.11	.02	.35	.37	(.03)	(.09)	(.12)	10.36	3.72	181	1.45	.16	29
August 31, 2012	9.74	.06 [h]	.49	.55	(.18)	—	(.18)	10.11	5.73	156	1.45	.66 [h]	36
August 31, 2011†	10.00	(.01)	(.25)	(.26)	—	—	—	9.74	(2.60)*	153	.32*	(.09) *	11*
Class C
August 31, 2014	$10.36	.06 [f]	.73	.79	(.15)	(.15)	(.30)	$10.85	7.73	$290	1.45	.59 [f]	56
August 31, 2013	10.11	.01	.36	.37	(.03)	(.09)	(.12)	10.36	3.72	237	1.45	.05	29
August 31, 2012	9.74	.06 [h]	.49	.55	(.18)	—	(.18)	10.11	5.73	101	1.45	.65 [h]	36
August 31, 2011†	10.00	(.01)	(.25)	(.26)	—	—	—	9.74	(2.60)*	98	.32*	(.09) *	11*
Class M
August 31, 2014	$10.41	.13 [f]	.73	.86	(.18)	(.15)	(.33)	$10.94	8.34	$135.95		1.17 [f]	56
August 31, 2013	10.14	.07	.35	.42	(.06)	(.09)	(.15)	10.41	4.17	128.95		.65	29
August 31, 2012	9.75	.11 [h]	.49	.60	(.21)	—	(.21)	10.14	6.27	124.95		1.15 [h]	36
August 31, 2011†	10.00	— [g]	(.25)	(.25)	—	—	—	9.75	(2.50)*	119	.21*	.02*	11*
Class R
August 31, 2014	$10.42	.13 [f]	.72	.85	(.18)	(.15)	(.33)	$10.94	8.25	$112.95		1.17 [f]	56
August 31, 2013	10.14	.07	.36	.43	(.06)	(.09)	(.15)	10.42	4.27	104.95		.65	29
August 31, 2012	9.75	.11 [h]	.48	.59	(.20)	—	(.20)	10.14	6.22	101.95		1.15 [h]	36
August 31, 2011†	10.00	— [g]	(.25)	(.25)	—	—	—	9.75	(2.50) *	97	.21*	.02*	11*
Class Y
August 31, 2014	$10.43	.18 [f]	.73	.91	(.23)	(.15)	(.38)	$10.96	8.82	$160.45		1.67 [f]	56
August 31, 2013	10.15	.12	.35	.47	(.10)	(.09)	(.19)	10.43	4.75	150.45		1.16	29
August 31, 2012	9.76	.16 [h]	.49	.65	(.26)	—	(.26)	10.15	6.82	102.45		1.66 [h]	36
August 31, 2011†	10.00	.01	(.25)	(.24)	—	—	—	9.76	(2.40)*	98	.10*	.13*	11*

See notes to financial highlights at the end of this section.

44	Prospectus	Prospectus	45

Financial highlights (Continued)

     *  Not annualized.

     †  For the period June 13, 2011 (commencement of operations) to August 31, 2011.

          a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

          b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

          c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any. Also excludes acquired fund fees and expenses, if any.

          d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets
August 31, 2014	1.11%
August 31, 2013	0.81
August 31, 2012	2.03
August 31, 2011	1.04

          e Expense ratios do not include expenses of the acquired funds.

          f Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:

	Per share	Percentage of average net assets
Class A	$0.05	0.51%
Class B	0.05	0.48
Class C	0.05	0.45
Class M	0.05	0.50
Class R	0.05	0.49
Class Y	0.05	0.49

          g Amount represents less than $0.01 per share.

          h Reflects a dividend received by the fund from a single issuer which amounted to the following amounts:

	Per share	Percentage of average net assets
Class A	$0.06	0.64%
Class B	0.06	0.65
Class C	0.06	0.64
Class M	0.06	0.64
Class R	0.06	0.64
Class Y	0.06	0.64

46          Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus          47

For more information about Putnam Retirement Income Fund Lifestyle 2

The fund’s SAI and annual and semiannual reports to shareholders include additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513	SP098 291612 12/14